Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
TSS-NPRT1-1022
1.9885907.104
Municipal Bonds - 48.0%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Alabama State Corrections Institution Fin. Auth. Series 2022 A:
5% 9/1/22	7,500,000	7,500,000
5% 7/1/23	7,750,000	7,904,142
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	338,435
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	345,362
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,758,643
(Proj. No. 6) Series 2021 B:
4% 12/1/22	500,000	500,596
4% 12/1/23	1,250,000	1,255,356
4% 12/1/24	1,250,000	1,257,175
(Proj. No.7) Series 2021 C1:
4% 12/1/22	750,000	750,875
4% 12/1/24	3,000,000	3,016,576
4% 12/1/25	4,000,000	4,024,140
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,370,024
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 2.02%, tender 12/1/26 (b)(c)	2,350,000	2,238,208
Series 2018 A, 4%, tender 12/1/23 (b)	1,800,000	1,818,217
Series 2019 A, 4%, tender 12/1/25 (b)	2,000,000	2,020,391
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 2.934%, tender 6/1/27 (b)(c)	2,000,000	1,939,517
Series 2021 A:
4% 12/1/22	470,000	471,155
4% 6/1/23	400,000	402,743
4% 12/1/23	435,000	439,621
Series 2021 C1, 4% 12/1/23	790,000	793,289
Series 2022 E:
5% 6/1/23	530,000	536,924
5% 6/1/24	1,790,000	1,838,551
5% 6/1/25	825,000	857,884
5% 6/1/26	1,140,000	1,198,544
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,377,442
Health Care Auth. for Baptist Health Series 2006 B, 2.22%, tender 11/15/37 (b)	1,325,000	1,325,000
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	20,000	20,250
5% 3/1/24	25,000	25,897
5% 3/1/25	100,000	105,912
Series 2016 B:
5% 3/1/23	405,000	410,061
5% 3/1/24	45,000	46,614
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	600,000	568,669
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	1,695,000	1,708,522
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	4,046,841
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A:
4% 10/1/22	355,000	355,181
4% 10/1/23	425,000	427,027
(Proj. No. 2) Series 2021 B1:
4% 6/1/23	1,500,000	1,508,293
4% 6/1/24	1,090,000	1,101,788
4% 6/1/25	300,000	304,478
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	522,953
TOTAL ALABAMA		68,431,296
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	452,781
3% 6/1/24	400,000	403,218
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2020 A, 0.4% 12/1/22	750,000	746,238
Series 2022 A, 3% 6/1/51	545,000	529,762
Alaska Int'l. Arpts. Revs.:
Series 2016 C:
5% 10/1/22 (d)	1,605,000	1,607,815
5% 10/1/23 (d)	425,000	434,444
Series 2021 C:
5% 10/1/23 (d)	2,675,000	2,734,444
5% 10/1/25 (d)	1,720,000	1,815,388
Alaska Muni. Bond Bank Series 2021 1, 5% 12/1/22	2,190,000	2,204,166
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	30,000
Series C, 5% 9/1/22	20,000	20,000
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/23	1,000,000	1,010,028
5% 6/1/24	1,000,000	1,033,413
5% 6/1/25	715,000	749,689
5% 6/1/26	1,000,000	1,060,540
TOTAL ALASKA		14,831,926
Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	195,000	205,317
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	15,000	15,091
5% 12/1/23	20,000	20,584
5% 12/1/24	45,000	47,211
5% 12/1/26	110,000	115,210
Series 2015 A, 5% 1/1/23	160,000	161,422
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
5% 2/1/24	600,000	618,923
5% 2/1/26	750,000	803,080
Series 2021 A, 5% 2/1/23	1,000,000	1,009,717
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	301,575
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	5,100,000	5,079,805
Series 2007, 2.7%, tender 8/14/23 (b)(d)	8,820,000	8,788,402
Series 2019, 5%, tender 6/3/24 (b)(d)	11,580,000	11,954,913
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	1,145,000	1,137,590
Series 2017 B, 1.65%, tender 3/31/23 (b)	1,020,000	1,012,610
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	235,619
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	240,302
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	30,000	30,649
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	373,604
Maricopa County Rev.:
Bonds Series B, 5%, tender 10/18/22 (b)	2,980,000	2,989,435
Series 2016 A:
4% 1/1/24	115,000	117,429
5% 1/1/25	105,000	110,732
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,100,000	1,174,810
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	1,020,000	1,060,123
Series 2017 D:
5% 7/1/24	490,000	510,167
5% 7/1/25	50,000	53,259
Series 2018, 5% 7/1/23 (d)	1,100,000	1,120,417
Series 2019 B, 5% 7/1/23 (d)	1,000,000	1,018,561
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	418,218
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.25%, tender 12/1/35 (b)(d)	23,880,000	23,826,908
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/22	130,000	130,873
5% 12/1/23	75,000	77,378
Tucson Ctfs. of Prtn. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	200,000	204,211
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	280,465
Series 2019, 5% 8/1/23	355,000	362,055
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	307,838
4% 7/1/25	505,000	524,927
TOTAL ARIZONA		66,439,430
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev.:
(NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (b)	5,000,000	5,000,000
Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	4,896,496
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	588,831
Batesville Pub. Facilities Board Series 2020, 5% 6/1/23	790,000	800,028
TOTAL ARKANSAS		11,285,355
California - 3.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,102,531
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 1.95%, tender 4/1/24 (b)(c)	2,500,000	2,487,048
Series A, 2.95%, tender 4/1/26 (b)	110,000	110,457
Series B, 2.85%, tender 4/1/25 (b)	95,000	95,099
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (d)	1,290,000	1,312,875
California Edl. Facilities Auth. Rev. Series 2022 A, 5% 12/1/22	200,000	201,019
California Gen. Oblig.:
Series 2011, 5.25% 9/1/22	35,000	35,000
Series 2015, 5% 3/1/23	310,000	314,306
Series 2021:
4% 12/1/22	4,150,000	4,168,153
5% 10/1/22	2,500,000	2,505,722
5% 12/1/22	4,000,000	4,027,879
5% 12/1/23	2,000,000	2,067,157
California Health Facilities Fing. Auth. Rev.:
Bonds:
Series 2009 C, 5%, tender 10/18/22 (b)	690,000	691,969
Series 2017 A, 5%, tender 11/1/22 (b)	210,000	210,967
Series 2017 C, 5%, tender 11/1/22 (b)	1,185,000	1,190,456
Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,688,610
Series 2015, 5% 11/15/23	200,000	206,002
Series 2018 A, 5% 11/15/22	195,000	195,976
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	973,119
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (b)(d)	6,100,000	6,090,963
Series 2021 B, 2.35%, tender 10/17/22 (b)(d)	16,800,000	16,719,130
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	1,600,000	1,555,268
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	517,106
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 2%, tender 10/17/22 (b)(d)(e)	2,000,000	1,996,087
Series 2017 A2, 2%, tender 10/15/22 (b)(d)(e)	1,100,000	1,097,848
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	288,403
4% 10/15/24	380,000	385,641
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 5% 5/1/24	1,095,000	1,141,657
Series 2022 C, 5% 8/1/23 (f)	1,030,000	1,052,683
Series 2014 B, 5% 10/1/25	350,000	368,081
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	1,300,000	1,312,826
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
2.05%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	175,000	175,000
2.14%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	9,275,000	9,275,000
2.14%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	4,525,000	4,525,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C, 4% 8/1/23	225,000	227,456
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	2,000,000	2,139,892
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	25,000	26,168
Series A, 0% 6/1/24 (Escrowed to Maturity)	75,000	71,870
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (d)	1,475,000	1,530,454
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 5% 5/15/26 (d)	135,000	144,228
Series 2017 A, 5% 5/15/24 (d)	430,000	445,948
Series 2017 B, 5% 5/15/23 (d)	800,000	812,335
Series 2019 A, 5% 5/15/24 (d)	375,000	388,908
Series 2019 D, 5% 5/15/24 (d)	415,000	430,391
Series 2019 E, 4% 5/15/24	200,000	205,123
Series 2020 C, 5% 5/15/24 (d)	250,000	259,272
Series 2022 C:
5% 5/15/24 (d)	965,000	1,000,789
5% 5/15/25 (d)	455,000	478,751
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 1.81%, tender 5/21/24 (b)(c)	1,000,000	996,892
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	10,000	10,285
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.45%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	4,725,000	4,725,000
Series 2006 B, 2.4%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	4,600,000	4,600,000
Series 2006 C, 2.4%, tender 11/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	2,200,000	2,200,000
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (d)	100,000	104,395
Series 2017:
5% 11/1/23 (d)	395,000	405,336
5% 11/1/23 (Escrowed to Maturity) (d)	105,000	108,028
Series 2021 H:
5% 5/1/23 (d)	5,115,000	5,188,049
5% 5/1/23 (Escrowed to Maturity) (d)	400,000	407,015
5% 5/1/24 (d)	865,000	895,249
5% 5/1/24 (Escrowed to Maturity) (d)	65,000	67,759
Riverside County Teeter Plan Series 2021 A, 0.5% 10/20/22	8,000,000	7,981,038
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/23 (d)	545,000	554,664
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 5% 10/1/22	8,050,000	8,068,092
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (d)	705,000	717,130
Series 2016 A, 5% 5/1/23	225,000	229,021
Series 2018 A, 5% 5/1/23 (d)	400,000	406,616
Series 2019 A:
5% 1/1/23 (d)	1,700,000	1,711,256
5% 1/1/24 (d)	655,000	671,455
Series 2019 H:
5% 5/1/23 (d)	2,000,000	2,033,078
5% 5/1/25 (d)	680,000	714,658
Series 2022 A, 5% 5/1/26 (d)	2,000,000	2,130,377
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (d)	1,400,000	1,418,609
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	202,758
Series 2021 A, 5% 3/1/24 (d)	1,000,000	1,029,611
Series 2021 B, 5% 3/1/24	500,000	518,606
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	30,000	31,287
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	231,355
Vernon Elec. Sys. Rev.:
Series 2021 A:
4% 10/1/22	1,000,000	1,000,731
5% 4/1/23	1,500,000	1,515,574
Series 2022 A, 5% 8/1/23	575,000	584,129
Washington Township Health Care District Rev. Series A, 5% 7/1/23	200,000	203,629
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	240,966
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,357,780
TOTAL CALIFORNIA		132,507,051
Colorado - 1.0%
Adams & Weld Counties School District 27 Gen. Oblig. Series 2022, 5% 12/1/22	3,100,000	3,121,218
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (d)	1,330,000	1,355,129
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (b)	355,000	365,012
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 11/15/22 (b)	465,000	465,419
Series 2018 B, 5%, tender 11/20/25 (b)	660,000	708,363
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	312,008
5%, tender 8/1/26 (b)	340,000	357,715
Series 2019 A, 5% 1/1/23	870,000	877,411
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	150,000	152,441
Series 2019 H, 4.25% 11/1/49	70,000	71,172
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	770,894
5% 1/15/25	650,000	671,952
Denver City & County Arpt. Rev.:
Series 2012 A:
5% 11/15/22 (d)	520,000	522,496
5% 11/15/23 (d)	250,000	251,294
Series 2012 B, 5% 11/15/22	250,000	251,380
Series 2013 A, 5% 11/15/22 (d)	500,000	502,298
Series 2013 B, 5% 11/15/24	250,000	257,234
Series 2016 A, 5% 11/15/23	300,000	309,364
Series 2017 A:
5% 11/15/22 (d)	3,455,000	3,471,587
5% 11/15/23 (d)	3,300,000	3,385,151
Series 2018 A:
5% 12/1/23 (d)	250,000	256,679
5% 12/1/29 (d)	185,000	201,595
Series 2020 A1, 5% 11/15/22	3,200,000	3,217,668
Series 2020 B1:
5% 11/15/22 (d)	4,045,000	4,064,419
5% 11/15/23 (d)	935,000	959,126
5% 11/15/24 (d)	6,775,000	7,068,998
Series 2022 A:
5% 11/15/24 (d)	1,000,000	1,043,395
5% 11/15/25 (d)	1,485,000	1,574,111
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	750,000	765,031
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 1.884%, tender 9/1/24 (b)(c)	3,250,000	3,216,664
Series 2020 A:
5% 9/1/23	275,000	281,620
5% 9/1/24	450,000	471,007
5% 9/1/25	300,000	320,659
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,450,615
Series 2021 C3A, 2%, tender 10/15/25 (b)	645,000	626,144
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	100,000	100,665
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	123,498
TOTAL COLORADO		44,921,432
Connecticut - 1.5%
Connecticut Gen. Oblig.:
Series 2013 A, 2.66% 3/1/25 (b)	510,000	517,149
Series 2015 A:
4% 3/15/23	250,000	252,168
5% 3/15/23	280,000	283,911
Series 2016 A, 5% 3/15/26	150,000	162,394
Series 2016 B, 5% 5/15/24	575,000	598,865
Series 2018 F, 5% 9/15/22	225,000	225,218
Series 2020 A, 5% 1/15/23	1,740,000	1,756,863
Series 2022 A, 3% 1/15/23	3,755,000	3,763,968
Series 2022, 4% 9/15/22	7,500,000	7,504,596
Series A:
4% 1/15/25	3,500,000	3,616,722
5% 3/15/23	690,000	699,638
Series C, 4% 6/1/24	525,000	538,410
Series H, 5% 11/15/22	390,000	392,105
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,195,740
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,450,000	5,402,528
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	534,580
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,447,215
Series 2017 B, 0.55%, tender 7/3/23 (b)	6,050,000	5,920,141
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,060,015
Series 2013 N, 5% 7/1/24	100,000	102,357
Series 2014 A, 5% 7/1/27	390,000	406,868
Series 2019 A, 5% 7/1/26	260,000	274,867
Series 2020 K, 5% 7/1/23	250,000	254,889
Series 2022 M, 5% 7/1/26	200,000	212,248
Series L1:
4% 7/1/23	225,000	226,511
4% 7/1/25	600,000	608,072
Series N:
5% 7/1/23	830,000	836,533
5% 7/1/24	375,000	380,681
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/22 (d)	300,000	301,550
Series B, 5% 11/15/23 (d)	425,000	437,242
(Chesla Loan Prog.) Series B, 5% 11/15/22 (d)	115,000	115,588
Series 2017 B, 5% 11/15/23 (d)	125,000	128,618
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (b)	770,000	768,573
Series 2016 E2:
1.85% 11/15/22 (d)	335,000	334,462
2.1% 11/15/23 (d)	1,000,000	991,178
Series 2021, 0.45% 11/15/25	700,000	645,899
Series A2:
0.25% 11/15/22 (d)	1,175,000	1,169,823
0.35% 5/15/23 (d)	825,000	812,979
0.4% 11/15/23 (d)	300,000	292,442
Series C:
5% 5/15/23 (d)	205,000	208,103
5% 11/15/23 (d)	710,000	727,895
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/23	665,000	670,865
5% 1/1/24	200,000	201,695
Series 2014 B, 5% 9/1/22	600,000	600,000
Series 2015 A, 5% 8/1/23	1,370,000	1,402,356
Series 2021 C:
5% 1/1/23	795,000	802,011
5% 1/1/24	215,000	222,225
5% 1/1/25	190,000	200,549
Series A, 4% 1/1/23	315,000	316,749
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	21,281
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	242,440
West Haven Gen. Oblig. Series 2021:
4% 9/15/22	180,000	180,102
4% 9/15/23	290,000	294,205
4% 9/15/24	260,000	267,084
4% 9/15/25	255,000	264,199
4% 9/15/26	255,000	266,732
TOTAL CONNECTICUT		66,062,097
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	534,202
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,250,000
5% 9/1/23	1,400,000	1,435,794
TOTAL DELAWARE		3,219,996
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (b)	5,000,000	4,855,060
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (b)	9,000,000	8,831,231
(The Strand Residences Proj.) Series 2019, 2.5%, tender 2/1/39 (b)	1,000,000	993,909
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27 (f)	1,000,000	1,123,371
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A:
5% 10/1/22 (Escrowed to Maturity) (d)	140,000	140,294
5% 10/1/23 (d)	500,000	501,050
Series 2014 A, 5% 10/1/23 (d)	110,000	112,622
Series 2017 A:
5% 10/1/24 (d)	115,000	119,727
5% 10/1/26 (d)	145,000	155,615
Series 2018 A, 5% 10/1/26 (d)	325,000	348,793
Series 2019 A:
5% 10/1/22 (d)	290,000	290,544
5% 10/1/23 (d)	50,000	51,192
5% 10/1/25 (d)	155,000	163,970
Series 2020 A:
5% 10/1/22 (d)	1,750,000	1,753,285
5% 10/1/23 (d)	925,000	947,048
5% 10/1/24 (d)	2,575,000	2,680,840
5% 10/1/25 (d)	530,000	560,672
Series 2021 A:
5% 10/1/22 (d)	2,000,000	2,003,755
5% 10/1/23 (d)	9,750,000	9,982,397
5% 10/1/24 (d)	8,000,000	8,328,824
5% 10/1/26 (d)	335,000	359,525
TOTAL DISTRICT OF COLUMBIA		44,303,724
Florida - 2.2%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26 (f)	290,000	303,708
5% 4/1/28 (f)	325,000	347,861
Brevard County Hsg. Fin. Auth. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	2,000,000	1,981,730
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	119,838
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (d)	300,000	300,588
5% 10/1/25 (d)	1,000,000	1,002,035
Series 2012 P1:
5% 10/1/23 (d)	235,000	235,502
5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100) (d)	350,000	350,735
Series 2012 P2, 5% 10/1/22	415,000	415,885
series 2012 Q1, 5% 10/1/22	200,000	200,426
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (d)	200,000	200,428
Series 2013 A:
5% 10/1/23 (d)	600,000	613,914
5.25% 10/1/25 (d)	1,500,000	1,534,169
Series 2013 C, 5.25% 10/1/25	575,000	592,567
Series 2015 A, 5% 10/1/22 (d)	1,590,000	1,593,116
Series 2015 C, 5% 10/1/24 (d)	245,000	254,668
Series 2017, 5% 10/1/25 (d)	500,000	527,729
Series 2019 B, 5% 10/1/23 (d)	700,000	716,233
Series C, 5% 10/1/23 (d)	90,000	92,087
Broward County Port Facilities Rev. Series 2019 D, 5% 9/1/22 (d)	850,000	850,000
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/24	25,000	26,052
Cap. Trust Agcy. Hsg. Rev. Bonds (College Park Towers Apts. Proj.) Series 2021, 1.25%, tender 5/1/23 (b)	3,000,000	2,967,697
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	924,821
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,501,242
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	204,346
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	355,053
5% 4/1/24	360,000	372,735
5% 4/1/25	200,000	209,235
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(d)	5,625,000	5,596,075
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	375,462
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	45,000	45,077
5% 10/1/23	55,000	56,193
5% 10/1/24	45,000	46,500
5% 10/1/25	40,000	41,894
5% 10/1/26	45,000	47,092
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/22	790,000	791,717
5% 10/1/24	475,000	498,747
Series 2021 A:
5% 10/1/22	500,000	501,087
5% 10/1/23	400,000	411,089
5% 10/1/24	450,000	472,497
5% 10/1/25	500,000	535,023
5% 10/1/26	300,000	326,406
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/22 (d)	350,000	350,364
4% 10/1/22 (Escrowed to Maturity) (d)	80,000	80,104
5% 10/1/23 (d)	160,000	163,728
5% 10/1/23 (Escrowed to Maturity) (d)	40,000	41,066
Series 2016:
5% 10/1/23 (d)	2,400,000	2,455,914
5% 10/1/24 (d)	285,000	296,246
Series 2017 A:
5% 10/1/25 (d)	30,000	31,664
5% 10/1/25 (Escrowed to Maturity) (d)	55,000	58,735
5% 10/1/26 (d)	10,000	10,708
5% 10/1/26 (Escrowed to Maturity) (d)	35,000	38,081
Series 2019 A:
5% 10/1/22 (d)	2,415,000	2,419,435
5% 10/1/23 (d)	7,700,000	7,879,389
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	30,492
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (d)	685,000	706,506
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (d)	4,000,000	4,153,735
Series 2022 A:
5% 10/1/23 (d)	110,000	112,681
5% 10/1/25 (d)	1,245,000	1,317,051
Series A:
5% 10/1/25 (Pre-Refunded to 10/1/23 @ 100) (d)	1,600,000	1,641,761
5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (d)	580,000	595,138
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	244,410
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	145,000	145,304
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	645,000	646,407
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	160,000	164,488
5% 10/1/24	355,000	373,561
5% 10/1/25	275,000	295,107
5% 10/1/26	65,000	71,037
5% 10/1/27	55,000	61,243
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (d)	2,820,000	2,884,182
5% 10/1/24 (d)	745,000	773,481
5% 10/1/25 (d)	1,375,000	1,449,185
Series 2021 B:
5% 10/1/22 (d)	845,000	846,517
5% 10/1/23 (d)	800,000	818,208
5% 10/1/24 (d)	1,250,000	1,297,786
5% 10/1/25 (d)	925,000	974,906
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	20,045
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	31,444
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	1,250,000	1,256,078
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2021, 0.25%, tender 12/1/22 (b)	3,000,000	2,978,360
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	250,000	250,449
5% 10/1/23 (d)	5,375,000	5,392,064
5% 10/1/24 (d)	200,000	200,402
5% 10/1/29 (Pre-Refunded to 10/1/22 @ 100) (d)	210,000	210,450
Series 2012 B, 5% 10/1/22	400,000	400,800
Series 2014, 5% 10/1/22 (d)	610,000	611,095
Series 2016 A, 5% 10/1/23	335,000	343,201
Series 2020 A:
5% 10/1/23	2,435,000	2,494,614
5% 10/1/25	1,255,000	1,340,219
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/23	45,000	45,101
Series 2014 B, 5% 7/1/23	70,000	71,241
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/23	325,000	331,458
5% 8/1/24	600,000	622,678
5% 8/1/25	700,000	739,446
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.):
Series 2007, 0.32%, tender 11/1/22 (b)	600,000	598,073
Series 2018, 0.4%, tender 8/1/23 (b)(d)	1,250,000	1,221,354
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	635,000	659,520
Series 2014 D:
5% 11/1/22	120,000	120,547
5% 11/1/23	300,000	308,723
Series 2015 A:
5% 5/1/23	1,075,000	1,093,281
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	281,374
Series 2015 D, 5% 2/1/23	830,000	838,928
North Sumter County Util. Dependent District Series 2021:
3% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	295,000	295,152
4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	817,531
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	708,550
Orange County Health Facilities Auth. Series B, 5% 10/1/22	1,295,000	1,297,378
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,379,005
Orlando Utils. Commission Util. Sys. Rev.:
Series 2013 A, 5% 10/1/24	250,000	263,175
Series 2016 A, 5% 10/1/22	200,000	200,441
Palm Beach County Edl. Facilities Auth. Series 2021:
4% 10/1/22	205,000	205,121
4% 10/1/23	220,000	221,514
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,153
5% 12/1/24 (Escrowed to Maturity)	10,000	10,536
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/23	100,000	102,389
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	20,000	20,045
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	309,660
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	122,546
Series 2016 C:
5% 7/1/25	20,000	21,360
5% 7/1/26	25,000	27,217
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	30,079
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	91,633
5% 7/1/24	75,000	77,719
5% 7/1/25	100,000	105,481
5% 7/1/26	175,000	187,084
5% 7/1/27	150,000	162,099
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/22	300,000	300,534
5% 10/15/23	590,000	605,534
5% 10/15/24	1,000,000	1,040,993
5% 10/15/25	1,000,000	1,056,411
5% 10/15/26	750,000	803,278
5% 10/15/27	165,000	179,225
TOTAL FLORIDA		96,075,667
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2020 B, 5% 7/1/24 (d)	1,400,000	1,454,307
Series 2022 B, 5% 7/1/23 (d)	1,000,000	1,018,312
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	6,510,000	6,499,617
Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,840,361
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	106,801
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,375,000	2,360,861
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	247,713
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,981,932
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	980,944
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	99,558
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.) Series 2020 A, 5% 4/1/23	150,000	151,939
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,104,418
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	708,622
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2016 A, 5% 1/1/23	410,000	413,260
Series 2020 A:
3% 11/1/22	1,045,000	1,045,767
4% 11/1/23	2,780,000	2,822,723
4% 11/1/24	200,000	204,625
4% 11/1/25	800,000	826,434
5% 1/1/23	5,625,000	5,669,729
5% 1/1/24	2,105,000	2,169,020
5% 1/1/24	1,250,000	1,288,017
5% 11/1/26	870,000	940,880
Series 2021 A:
5% 1/1/23	140,000	141,113
5% 1/1/24	170,000	175,170
5% 1/1/24	190,000	195,779
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	20,000	20,037
5% 10/1/23	55,000	56,519
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	4,750,000	4,817,260
Series 2018 B, 1 month U.S. LIBOR + 0.750% 2.34%, tender 9/4/22 (b)(c)	22,200,000	22,056,581
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,207,504
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 2.24%, tender 12/1/23 (b)(c)	12,500,000	12,443,124
Series 2019 B, 4%, tender 12/2/24 (b)	1,210,000	1,238,112
Series 2018 A, 4% 3/1/23	200,000	201,636
Series 2019 A, 5% 5/15/23	1,750,000	1,768,542
Series 2021 A:
4% 9/1/24	500,000	507,615
4% 3/1/25	430,000	437,657
4% 9/1/25	400,000	407,963
Series 2021 C:
4% 12/1/22	900,000	901,206
4% 12/1/23	1,470,000	1,477,369
Series 2022 A:
4% 12/1/23	735,000	738,863
4% 12/1/25	1,500,000	1,513,164
4% 12/1/26	245,000	247,198
Series 2022 B:
5% 6/1/24	600,000	613,812
5% 6/1/25	700,000	723,074
5% 6/1/26	800,000	833,659
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	419,034
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,429,594
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	377,223
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2022, 5% 10/1/22	200,000	200,366
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	629,835
TOTAL GEORGIA		91,714,849
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/22	510,000	510,823
5% 10/1/23	2,370,000	2,418,343
5% 10/1/24	2,595,000	2,690,485
5% 10/1/25	870,000	915,108
TOTAL GUAM		6,534,759
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2022 B:
5% 7/1/23 (d)	5,000,000	5,092,805
5% 7/1/24 (d)	2,000,000	2,073,224
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 2.12%, tender 1/24/23 (b)(c)	485,000	485,000
Series 2017 A, 3.1% 5/1/26 (d)	2,175,000	2,148,005
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (d)	655,000	682,556
5% 7/1/25 (d)	350,000	372,322
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	897,534
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/23 (d)	30,000	30,555
5.25% 8/1/24 (d)	890,000	908,439
TOTAL HAWAII		12,690,440
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	35,000	35,348
Illinois - 3.6%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	719,498
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	556,179
Series 2019 A, 5% 12/1/23	1,000,000	1,020,541
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/25	1,500,000	1,562,667
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)(f)	3,000,000	2,949,471
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	990,000	1,018,295
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	205,000	206,753
5% 1/1/25	150,000	151,129
5% 1/1/26	275,000	276,960
Series 2014 A:
5% 1/1/24 (d)	1,000,000	1,026,441
5% 1/1/26 (d)	595,000	609,679
5% 1/1/27 (d)	615,000	630,179
5% 1/1/28 (d)	100,000	102,464
5% 1/1/29 (d)	675,000	690,814
Series 2014 B:
5% 1/1/23	225,000	226,924
5% 1/1/26	140,000	143,990
Series 2016 A, 5% 1/1/24 (d)	1,000,000	1,026,441
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	10,000	10,087
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (d)	3,740,000	3,769,117
Series 2013 B, 5% 1/1/23	1,020,000	1,028,723
Series 2015 B, 5% 1/1/23	475,000	479,062
Series 2015 C, 5% 1/1/24 (d)	1,865,000	1,918,012
Series 2015 D, 5% 1/1/23	200,000	201,710
Series 2016 A:
5% 1/1/23 (d)	250,000	251,946
5% 1/1/24 (d)	305,000	313,669
Series 2017 D:
5% 1/1/24 (d)	1,000,000	1,028,424
5% 1/1/27 (d)	85,000	90,786
Series 2022 A, 5% 1/1/25 (d)(f)	2,340,000	2,438,537
Series 2022 C:
5% 1/1/23 (d)(f)	300,000	301,563
5% 1/1/24 (d)(f)	2,000,000	2,050,260
5% 1/1/25 (d)(f)	2,000,000	2,084,220
Chicago Park District Gen. Oblig. Series 2021 D, 4% 1/1/23	975,000	978,892
Chicago Spl. Assessment (Lakeshore East Proj.) Series 2022, 1.57% 12/1/22 (e)	270,000	268,965
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/24	445,000	462,450
5% 6/1/25	25,000	26,502
Series 2021, 5% 6/1/23	1,075,000	1,093,769
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,043
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/22	740,000	743,781
5% 11/15/23	385,000	387,108
Series 2014 A, 5% 11/15/22	475,000	477,427
Series 2021 A:
5% 11/15/22	10,200,000	10,251,276
5% 11/15/23	4,550,000	4,679,417
5% 11/15/24	50,000	52,454
5% 11/15/25	50,000	53,490
Series 2021 B:
4% 11/15/22	1,250,000	1,253,883
4% 11/15/23	865,000	879,430
4% 11/15/24	625,000	641,961
4% 11/15/25	465,000	483,309
4% 11/15/26	235,000	246,358
Series 2022 A:
5% 11/15/24	6,040,000	6,336,400
5% 11/15/25	2,290,000	2,449,836
Geneva Gen. Oblig. Series 2021, 4% 2/1/23	275,000	276,810
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	293,538
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(d)	1,900,000	1,889,361
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	1,450,000	1,498,630
Series 2013 A:
5% 6/1/23	540,000	550,075
5% 6/1/23 (Escrowed to Maturity)	55,000	55,948
Series 2021 A, 5% 10/1/25	2,000,000	2,151,775
Series 2022 A, 5% 10/1/25	260,000	267,019
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	36,610
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	105,552
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	265,000	266,842
Series 2019, 2.803%, tender 9/1/22 (b)	2,000,000	1,985,638
Series 2014 A, 5% 10/1/26	500,000	523,648
Series 2015 A:
5% 11/15/22	10,000	10,050
5% 11/15/22	1,000,000	1,004,595
5% 11/15/24	150,000	156,542
5% 11/15/25	45,000	47,799
5% 11/15/26	45,000	47,716
Series 2015 B, 5% 11/15/24	45,000	47,238
Series 2016 A:
5% 2/15/23	20,000	20,244
5% 8/15/23 (Escrowed to Maturity)	35,000	35,828
5% 8/15/24 (Escrowed to Maturity)	50,000	52,345
5% 7/1/25	250,000	267,073
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	212,815
Series 2016 B, 5% 8/15/24	775,000	807,702
Series 2016 C:
5% 2/15/23	700,000	708,067
5% 2/15/24	345,000	357,168
Series 2016:
5% 11/15/23	235,000	241,064
5% 11/15/24	245,000	256,326
5% 5/15/25	10,000	10,530
5% 12/1/25	325,000	345,067
5% 5/15/26	20,000	21,389
5% 5/15/27	25,000	26,682
Series 2017:
5% 1/1/23	35,000	35,298
5% 1/1/25	50,000	52,916
Series 2018 A, 5% 5/15/24	250,000	258,976
Series 2019, 5% 9/1/22	225,000	225,000
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	30,000	30,037
Series 2012, 4% 9/1/22	200,000	200,000
Series 2013 A, 5% 4/1/24	795,000	805,596
Series 2013:
5% 7/1/23	1,700,000	1,727,187
5.5% 7/1/24	835,000	854,186
Series 2014:
5% 4/1/23	50,000	50,588
5% 2/1/25	50,000	51,345
Series 2016:
5% 2/1/24	450,000	461,191
5% 1/1/26	300,000	314,981
5% 2/1/26	1,235,000	1,297,945
Series 2017 A:
5% 12/1/22	5,000,000	5,026,129
5% 12/1/23	750,000	766,718
Series 2017 D:
5% 11/1/22	3,825,000	3,838,331
5% 11/1/23	2,400,000	2,450,629
5% 11/1/26	1,000,000	1,059,794
Series 2018 A, 5% 10/1/26	1,340,000	1,418,914
Series 2020 B, 5% 10/1/28	1,030,000	1,110,423
Series 2020 D, 5% 10/1/22	7,500,000	7,512,970
Series 2021 A:
5% 3/1/23	380,000	383,902
5% 3/1/24	2,000,000	2,052,121
Series 2021 B, 5% 3/1/23	670,000	676,880
Series 2022 A:
5% 3/1/23	2,050,000	2,071,050
5% 3/1/24	2,165,000	2,221,421
Series 2022 B:
5% 3/1/24	1,480,000	1,518,569
5% 3/1/25	4,325,000	4,496,174
5% 3/1/26	3,185,000	3,350,623
Series 2022 D1, 5% 3/1/23	2,630,000	2,657,006
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	155,000	154,670
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2015, 2.67%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,427,537
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	25,000	25,242
5% 2/1/24	420,000	434,135
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	297,458
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	406,120
Series 2016 D, 5% 6/15/23	1,500,000	1,524,105
Series 2021 A:
4% 6/15/23	3,175,000	3,201,552
4% 6/15/24	1,670,000	1,698,005
Series 2021 C:
5% 6/15/23	75,000	76,205
5% 6/15/24	85,000	87,892
5% 6/15/25	50,000	52,557
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	293,833
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	1,090,000	1,097,297
Joliet Wtrwks. & Swr. Rev. Series 2022, 5% 1/1/24	2,175,000	2,234,521
Kane County School District No. 131:
Series 2020 A:
4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	235,000	235,917
5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	297,748
Series 2020 B, 4% 12/1/22 (Assured Guaranty Muni. Corp. Insured)	435,000	436,697
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	158,249
4% 12/15/24	450,000	464,493
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	417,208
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	556,812
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	716,736
Series 2021 B, 4% 12/1/23	525,000	533,740
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	57,504
0% 1/15/24 (Escrowed to Maturity)	45,000	43,456
0% 1/15/25	110,000	101,885
0% 1/15/26	80,000	71,598
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	65,651
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	146,569
Series 2012 B, 5% 12/15/22	1,655,000	1,667,530
Series 2022 A, 3% 6/15/24	630,000	625,329
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,017,695
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	8,095,000	8,236,334
5% 6/1/24	635,000	659,349
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,816,756
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	268,318
Univ. of Illinois Rev. Series 2018 B, 5% 4/1/23 (Assured Guaranty Muni. Corp. Insured)	270,000	273,804
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	310,751
Village of Westchester Gen. Oblig. Series 2021, 4% 12/1/22	500,000	502,200
Waukegan Gen. Oblig.:
Series 2018 A, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	425,000	426,990
Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	400,000	401,873
TOTAL ILLINOIS		158,753,199
Indiana - 1.1%
Ctr. Grove Cmnty. School Corp. Series 2021 B:
3% 1/1/23	600,000	600,756
4% 1/1/24	2,065,000	2,098,825
Fort Wayne Cmnty. Schools Bldg. Corp. Series 2021, 4% 1/15/23	625,000	628,844
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022:
4% 2/1/24	770,000	784,861
4% 8/1/26	895,000	941,738
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	660,973
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(d)	3,500,000	3,490,364
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2%, tender 9/1/22 (b)(d)	1,500,000	1,500,000
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	710,000	703,571
Series 2017 C, 5% 11/1/22	1,100,000	1,104,826
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,447,066
Series 2013, 5% 8/15/23	20,000	20,465
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/23	225,000	225,487
4% 2/1/24	200,000	203,832
4% 2/1/25	275,000	281,152
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100) (d)	10,000,000	10,194,740
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (d)	4,000,000	4,077,896
Series 2016, 5% 9/1/26	205,000	223,518
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	35,000	35,075
Series 2014 A, 5% 10/1/22	15,000	15,032
Series 2015 A:
5% 10/1/24	35,000	36,830
5% 10/1/25	35,000	36,852
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	155,000	154,543
Indiana Hsg. & Cmnty. Dev. Auth. Series 2021 C1, 3% 1/1/52	1,000,000	969,723
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	744,637
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (d)	45,000	45,343
5% 1/1/24 (d)	60,000	61,737
5% 1/1/25 (d)	65,000	67,858
Series 2019 D, 5% 1/1/24 (d)	270,000	277,818
Series 2021 A, 5% 6/1/23	255,000	259,910
Marion High School Bldg. Corp.:
Series 2021 A:
4% 1/15/24	240,000	244,624
4% 1/15/25	250,000	257,809
4% 7/15/25	255,000	264,548
Series 2021 B, 4% 1/15/23	205,000	206,185
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021:
4% 9/1/22	200,000	200,000
4% 9/1/23	275,000	279,065
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	492,759
3% 7/15/25	515,000	518,864
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(d)	2,800,000	2,743,044
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(d)	1,780,000	1,786,074
Series 2016 A, 5%, tender 3/1/23 (b)(d)	4,400,000	4,443,974
Series 2019 A, 5%, tender 6/5/26 (b)(d)	3,515,000	3,748,760
TOTAL INDIANA		49,079,978
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	207,199
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	1,500,000	1,466,249
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	258,697
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2018 A, 5% 12/1/22 (d)	725,000	729,236
Series 2019 B, 5% 12/1/23 (d)	600,000	616,328
TOTAL IOWA		3,277,709
Kansas - 0.2%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	35,000
Wichita Gen. Oblig. Series 2021 306, 4% 10/15/22	10,000,000	10,021,077
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,000
5% 9/1/23	15,000	15,366
5% 9/1/25	15,000	16,020
TOTAL KANSAS		10,097,463
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	30,879
5% 2/1/25	20,000	20,772
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	356,351
5% 7/1/24	230,000	238,337
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	206,641
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22	2,000,000	2,000,000
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	457,205
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	318,747
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	348,272
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 A1 5% 6/1/23 (d)	250,000	254,571
Kentucky Hsg. Corp. Multi-family Rev. Bonds (Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,355,658
Kentucky State Property & Buildings Commission Rev.:
Series 2013 A, 5% 10/1/23	365,000	374,724
Series 2015, 4% 8/1/25	200,000	206,977
Series 2016 B:
5% 11/1/23	2,730,000	2,806,197
5% 11/1/24	285,000	298,198
Series 2016:
3% 2/1/24	350,000	352,851
5% 11/1/23	1,435,000	1,477,561
5% 2/1/24	275,000	284,216
5% 10/1/24	425,000	444,046
Series 2017, 5% 4/1/23	600,000	608,837
Series 2018, 5% 5/1/23	1,415,000	1,438,686
Series A:
5% 11/1/22	610,000	612,676
5% 11/1/25	350,000	373,382
Series B:
5% 8/1/23	3,265,000	3,339,123
5% 8/1/25	300,000	318,544
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	299,320
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	226,922
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,008,696
Series A, 4%, tender 6/1/26 (b)	165,000	166,173
Series A, 4% 12/1/22	350,000	350,660
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	3,040,000	3,109,516
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,137,883
Series 2016 A, 5% 10/1/22	200,000	200,367
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (d)	1,750,000	1,781,756
5% 7/1/24 (d)	155,000	160,675
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,008,929
TOTAL KENTUCKY		31,974,348
Louisiana - 0.6%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(d)	1,300,000	1,226,223
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.103%, tender 5/1/26 (b)(c)	3,970,000	3,823,399
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	364,913
Series 2016 D, 5% 9/1/24	155,000	162,700
Series 2020 A, 5% 3/1/23	500,000	506,696
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,707,146
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (b)	815,000	814,382
Louisiana Stadium and Exposition District Series 2021, 4% 7/3/23	1,685,000	1,695,358
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (d)	150,000	156,216
Series 2017 B:
5% 1/1/23 (d)	1,070,000	1,077,618
5% 1/1/24 (d)	20,000	20,542
5% 1/1/25 (d)	5,000	5,207
5% 1/1/26 (d)	15,000	15,846
Series 2017 D2:
5% 1/1/23 (d)	10,000	10,071
5% 1/1/24 (d)	15,000	15,407
5% 1/1/25 (d)	115,000	119,766
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	10,255,000	10,207,985
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/22	2,400,000	2,400,000
5% 9/1/23	865,000	886,684
5% 9/1/24	785,000	822,115
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	110,000	112,023
TOTAL LOUISIANA		28,150,297
Maine - 0.1%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (d)	500,000	513,669
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	519,214
5% 7/1/25	500,000	528,383
5% 7/1/26	975,000	1,044,875
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	266,861
TOTAL MAINE		2,873,002
Maryland - 0.9%
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2020 A, 5% 7/1/23	400,000	408,588
Series 2017 D:
5% 7/1/24	70,000	73,201
5% 7/1/25	75,000	80,186
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	98,109
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	155,000	156,372
Series 2021 A, 0.83% 5/1/23 (e)	4,000,000	3,953,732
Series 2021 C:
0.375% 7/1/23	260,000	254,608
0.6% 7/1/24	560,000	538,366
Series 2022 D, 3.15% 7/1/24	4,000,000	3,939,803
Series 2022, 1.33% 1/1/24 (e)	5,000,000	4,894,655
Series A:
0.2% 3/1/23	1,015,000	1,003,161
0.25% 9/1/23	775,000	756,887
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/22	205,000	206,403
5% 12/1/23	95,000	97,940
Series 2022 B:
5% 12/1/23 (f)	120,000	123,218
5% 12/1/24 (f)	220,000	231,388
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,000,000	1,047,876
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	7,000,000	7,302,158
Series 2015:
5% 7/1/23	20,000	20,391
5% 7/1/24	45,000	46,590
5% 7/1/25	40,000	42,026
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,195,471
Series 2020 B, 5% 4/15/23	675,000	684,863
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/23	1,250,000	1,273,508
Series 2022 A:
5% 6/1/23	600,000	611,284
5% 6/1/26	850,000	918,455
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,309,456
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 1.35%, tender 9/1/22 (b)	5,000,000	5,000,000
Series 2022 A:
5% 8/1/24	1,000,000	1,049,621
5% 8/1/25	530,000	569,382
5% 8/1/26	1,000,000	1,098,325
TOTAL MARYLAND		38,986,023
Massachusetts - 1.3%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	456,863
5% 4/1/24	475,000	493,903
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/23	355,000	347,521
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	4,955,000	4,991,761
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (b)	1,750,000	1,707,036
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,218,801
Series S3, SIFMA Municipal Swap Index + 0.500% 2.17%, tender 9/1/22 (b)(c)	3,400,000	3,389,747
Series 2015 C, 5% 10/1/22	200,000	200,408
Series 2016 I:
5% 7/1/23	15,000	15,262
5% 7/1/24	25,000	25,748
5% 7/1/25	20,000	20,891
5% 7/1/26	20,000	21,284
Series 2019 A, 5% 7/1/24	155,000	160,675
Series 2019 O:
5% 12/1/23	130,000	133,797
5% 12/1/24	100,000	105,047
Series 2021 A, 5% 6/1/23	360,000	365,105
Series C:
5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	275,000	275,528
5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	350,000	358,154
5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	338,158
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014:
5% 1/1/23 (d)	3,000,000	3,020,860
5% 1/1/24 (d)	5,000,000	5,133,526
Series 2015 A:
5% 1/1/23 (d)	9,000,000	9,062,280
5% 1/1/24 (d)	8,250,000	8,470,317
Series 2016 J, 5% 7/1/23 (d)	725,000	737,256
Series 2016, 5% 7/1/24 (d)	535,000	554,297
Series 2020 C, 5% 7/1/23 (d)	375,000	381,650
Series 2021 B:
5% 7/1/24 (d)	750,000	775,423
5% 7/1/25 (d)	1,575,000	1,647,361
Series 2022 B:
5% 7/1/24 (d)	270,000	279,738
5% 7/1/25 (d)	585,000	615,601
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 2.14%, tender 9/7/22 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	365,889
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (d)	65,000	67,439
5% 7/1/25 (d)	25,000	26,454
Series 2019 C, 5% 7/1/24 (d)	345,000	357,944
Series 2021 E, 5% 7/1/23 (d)	500,000	509,281
TOTAL MASSACHUSETTS		57,446,005
Michigan - 0.8%
Brandon School District Series A, 5% 5/1/23	430,000	437,427
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,364,083
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	207,690
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	573,339
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	30,000	30,500
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 B, 5% 7/1/23	255,000	260,051
Series 2021:
5% 7/1/24	650,000	676,397
5% 7/1/25	480,000	509,533
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	123,209
Huron School District Series 2019, 5% 5/1/24	205,000	213,461
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,359
5% 5/15/25	15,000	15,787
5% 5/15/26	15,000	16,047
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	207,145
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.92%, tender 3/29/23 (b)(c)	1,000,000	1,000,000
Lake Superior State Univ. Series 2021, 4% 11/15/22 (Assured Guaranty Muni. Corp. Insured)	305,000	305,991
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,317,574
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	62,443
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	257,769
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	275,000	281,254
Series 2019 B, 3.5%, tender 11/15/22 (b)	7,550,000	7,560,649
Series 2012, 5% 11/1/22	350,000	351,518
Series 2014 25A, 5% 11/1/22 (d)	1,100,000	1,104,551
Series 2015 A, 5% 8/1/23	630,000	644,879
Series 2015 D1:
0.25% 10/15/22	500,000	497,977
0.4% 10/15/23	650,000	626,361
0.55% 10/15/24	300,000	287,050
0.75% 10/15/25	250,000	235,450
Series 2015 MI:
5% 12/1/22	600,000	603,881
5% 12/1/24	100,000	105,473
Series 2016:
5% 11/15/22	715,000	718,256
5% 11/15/23	225,000	230,752
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	85,000	86,201
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	330,000	329,438
Series 2010 F1, 4%, tender 6/1/23 (b)	200,000	201,815
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Cambridge Square of Flint Apts. Proj.) Series 2022, 1.5%, tender 5/1/23 (b)	5,000,000	4,949,456
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	623,470
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	150,000	141,428
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2019, 4% 11/15/22	730,000	729,826
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	704,651
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	555,537
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	45,792
5% 11/1/23	30,000	30,904
5% 5/1/24	40,000	41,638
5% 11/1/24	45,000	47,365
5% 5/1/25	25,000	26,605
5% 11/1/25	25,000	26,890
5% 11/1/28	20,000	21,679
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	305,301
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	345,000	353,855
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	250,000	254,744
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	232,072
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (d)	530,000	530,505
5% 12/1/22 (d)	2,150,000	2,153,473
Series 2012 B, 5% 12/1/22 (d)	485,000	487,712
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	356,340
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	352,608
TOTAL MICHIGAN		34,426,161
Minnesota - 0.4%
Central Muni. Pwr. Agcy. Rev. Series 2021:
5% 1/1/23 (Assured Guaranty Muni. Corp. Insured)	330,000	332,877
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	279,899
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/23	110,000	111,651
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	365,354
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/23	20,000	20,176
5% 1/1/28	215,000	221,749
Series 2014 B, 5% 1/1/23 (d)	20,000	20,146
Series 2016 B, 4% 1/1/23	300,000	301,655
Series 2016, 5% 1/1/25	620,000	655,147
Series 2019 C, 5% 1/1/26	380,000	410,041
Series 2022 B:
5% 1/1/24 (d)(f)	1,860,000	1,909,403
5% 1/1/25 (d)(f)	195,000	203,523
5% 1/1/26 (d)(f)	470,000	497,466
5% 1/1/27 (d)(f)	1,580,000	1,693,145
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 2.1%, tender 9/1/22 (b)(c)	2,245,000	2,242,948
Series 2021 A:
0.4% 1/1/23 (d)	190,000	188,473
0.5% 7/1/23 (d)	185,000	181,278
0.625% 1/1/24 (d)	380,000	368,044
Series H:
0.55% 1/1/23 (d)	170,000	168,717
0.65% 1/1/24 (d)	180,000	174,395
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (b)	1,725,000	1,749,957
Series 2022 A:
4% 12/1/22	1,350,000	1,352,948
4% 12/1/24	2,700,000	2,738,208
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	67,125
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/23	250,000	252,121
5% 1/1/24	35,000	36,125
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	279,703
Series 2015 A, 3% 1/1/23	250,000	250,480
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/23	65,000	65,517
5% 1/1/24	20,000	20,653
TOTAL MINNESOTA		17,158,924
Mississippi - 0.1%
Jackson Gen. Oblig. Series 2021:
5% 3/1/23	325,000	329,029
5% 3/1/24	500,000	517,783
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	773,809
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series 2020 A2, 0.2%, tender 9/1/22 (b)	4,500,000	4,500,000
Series I, 5% 10/1/22	420,000	420,840
TOTAL MISSISSIPPI		6,541,461
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	20,000	20,159
5% 3/1/24	15,000	15,333
5% 3/1/25	15,000	15,522
5% 3/1/26	20,000	20,952
Kansas City Spl. Oblig. (Main Streetcar Extension Proj.) Series 2022 C, 5% 9/1/22	800,000	800,000
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/24	1,000,000	1,038,519
Series 2020:
5% 11/15/22	660,000	663,169
5% 11/15/23	815,000	837,007
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	65,630
Missouri State Pub. Util. Commn Rev. Series 2022, 0.75% 8/1/23	10,000,000	9,769,945
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	227,868
5% 3/1/25	225,000	237,965
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	258,610
Series 2019 B:
5% 7/1/23 (d)	385,000	391,668
5% 7/1/24 (d)	400,000	413,920
5% 7/1/25 (d)	420,000	440,922
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022, 5% 3/1/23	375,000	379,891
TOTAL MISSOURI		15,597,080
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	30,353
Series 2022 A, 3% 6/1/52	265,000	257,432
Series A1, 3.5% 6/1/50	390,000	388,269
TOTAL MONTANA		676,054
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (b)	1,170,000	1,195,077
Series 2019, 4% 8/1/23	580,000	585,701
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020, 5% 11/15/22	130,000	130,624
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,698,593
Series 2022, 5% 12/15/25	4,000,000	4,201,613
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (d)	725,000	739,058
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,757,789
5% 4/1/25	2,835,000	3,003,506
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	110,000	110,550
Series 2022 B:
5% 3/1/24 (d)	1,050,000	1,080,313
5% 9/1/24 (d)	1,065,000	1,105,224
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,800,000	5,693,134
Series 2016 C, 5% 1/1/25	200,000	210,965
Series B, 5% 1/1/23	250,000	252,180
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	211,971
TOTAL NEBRASKA		22,976,298
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2019 A, 5% 7/1/23	200,000	204,094
Series 2021 B:
5% 7/1/23 (d)	2,500,000	2,548,062
5% 7/1/24 (d)	2,145,000	2,226,647
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E:
5% 7/1/25	100,000	106,886
5% 7/1/27	275,000	304,977
Clark County School District:
Series 2016 A, 5% 6/15/23	225,000	229,494
Series 2017 C, 5% 6/15/24	200,000	208,756
Series 2017 D:
5% 6/15/24	400,000	403,242
5% 6/15/25	350,000	352,423
Series 2018 A:
5% 6/15/23	435,000	443,689
5% 6/15/24	685,000	714,988
5% 6/15/25	315,000	336,101
Series 2020 A, 3% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	450,000	452,378
Las Vegas Convention & Visitors Auth. Series 2021:
5% 7/1/23	1,000,000	1,019,391
5% 7/1/24	1,000,000	1,041,157
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(d)(e)	2,000,000	1,993,612
Series 2020 A, 0.85%, tender 1/26/23 (b)(d)(e)	15,450,000	15,273,845
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	60,822
Series 2013 F1, 5% 3/1/25	250,000	252,950
Nevada Hsg. Division Bonds Series 2020, 0.3%, tender 10/1/22 (b)	4,220,000	4,209,781
TOTAL NEVADA		32,383,295
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,211,702
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 2.045%, tender 7/1/24 (b)(d)	5,000,000	4,859,050
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	555,000	546,162
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (d)	260,000	267,942
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/27	120,000	120,154
Series 2016, 5% 10/1/23	425,000	434,901
TOTAL NEW HAMPSHIRE		7,439,911
New Jersey - 2.8%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	722,057
4% 4/1/24	425,000	435,763
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	70,000	70,648
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	680,000	677,242
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,286,944
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	225,310
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	690,576
5% 9/1/25	850,000	907,520
New Jersey Econ. Dev. Auth. Series QQQ:
5% 6/15/23	420,000	427,464
5% 6/15/24	300,000	311,584
5% 6/15/25	385,000	406,343
5% 6/15/26	555,000	595,590
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	537,410
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	1,900,000	1,908,273
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	25,000	25,466
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,823
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (d)	350,000	359,927
Series 2005 N1, 5.5% 9/1/23	350,000	358,915
Series 2012 II, 5% 3/1/23	835,000	836,288
Series 2013 NN, 5% 3/1/26	305,000	308,264
Series 2013:
5% 3/1/23	1,890,000	1,912,678
5% 3/1/24	480,000	485,146
5% 3/1/25	355,000	358,811
Series 2014 UU, 5% 6/15/24	400,000	415,445
Series 2015 XX:
4% 6/15/24	545,000	556,040
5% 6/15/23	75,000	76,333
Series 2019:
5.25% 9/1/22 (e)	5,550,000	5,550,000
5.25% 9/1/23 (e)	5,000,000	5,120,133
5.25% 9/1/24 (e)	3,185,000	3,327,544
Series UU, 3.1% 6/15/23	575,000	576,473
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (d)	2,500,000	2,462,536
Series 2020 E, 0.85% 12/1/25 (d)	1,600,000	1,469,196
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	2,000,000	1,973,141
New Jersey Edl. Facility Series 2016 A:
5% 7/1/23	75,000	76,423
5% 7/1/24	175,000	181,820
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	580,000	590,300
Series 2014, 5% 6/1/24	385,000	400,366
Series 2020 A:
4% 6/1/23	24,320,000	24,573,237
5% 6/1/24	1,530,000	1,591,064
5% 6/1/25	2,330,000	2,475,696
Series 2021, 2% 6/1/25	840,000	813,216
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	158,139
Series 2016 A:
5% 7/1/24	25,000	26,097
5% 7/1/24 (Escrowed to Maturity)	20,000	20,882
5% 7/1/24 (Escrowed to Maturity)	10,000	10,404
5% 7/1/25 (Escrowed to Maturity)	10,000	10,612
5% 7/1/26 (Escrowed to Maturity)	5,000	5,405
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,405
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (d)	500,000	502,609
Series 2015 1A:
5% 12/1/22 (d)	200,000	201,219
5% 12/1/24 (d)	55,000	57,384
Series 2016 1A:
5% 12/1/22 (d)	1,400,000	1,408,530
5% 12/1/23 (d)	1,400,000	1,434,798
5% 12/1/24 (d)	1,430,000	1,491,982
Series 2017 1A:
5% 12/1/22 (d)	215,000	216,213
5% 12/1/23 (d)	4,195,000	4,299,270
Series 2018 B, 5% 12/1/24 (d)	4,000,000	4,168,943
Series 2019 A:
5% 12/1/22	245,000	246,634
5% 12/1/23	4,260,000	4,396,643
5% 12/1/24	270,000	285,385
Series 2020 A, 5% 12/1/23 (d)	1,500,000	1,537,284
Series 2020:
5% 12/1/22 (d)	1,600,000	1,609,749
5% 12/1/22 (d)	1,660,000	1,670,114
5% 12/1/23 (d)	945,000	968,489
5% 12/1/24 (d)	675,000	704,257
Series 2021 A:
5% 12/1/23 (d)	200,000	204,971
5% 12/1/24 (d)	330,000	344,303
5% 12/1/25 (d)	700,000	742,997
Series 2021 B, 5% 12/1/24 (d)	570,000	594,706
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	670,000	652,861
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 10/1/22 (d)	1,340,000	1,341,450
4% 4/1/23 (d)	115,000	115,730
4% 10/1/23 (d)	125,000	126,125
4% 4/1/25 (d)	150,000	152,007
Series 2021 H:
0.2% 4/1/23	235,000	231,789
0.35% 4/1/24	775,000	746,221
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	1,080,000	1,101,126
5% 6/1/25	825,000	876,649
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	5,365,000	5,401,125
5.25% 12/15/23	470,000	483,741
Series 2006 A:
5.25% 12/15/22	1,160,000	1,169,590
5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	517,447
5.5% 12/15/22	3,000,000	3,026,922
5.5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,017,658
Series 2010 D, 5.25% 12/15/23	555,000	572,009
Series 2013 AA, 5% 6/15/23	785,000	798,519
Series 2016 A, 5% 6/15/27	90,000	97,016
Series 2016 A1, 5% 6/15/24	800,000	831,032
Series 2016 A2, 5% 6/15/23	1,205,000	1,226,508
Series 2018 A:
5% 6/15/23	445,000	452,943
5% 6/15/24	755,000	784,286
Series 2022 AA:
5% 6/15/23	150,000	152,583
5% 6/15/24	330,000	342,332
5% 6/15/25	2,000,000	2,110,871
Series A:
5% 12/15/23	365,000	373,969
5% 12/15/24	210,000	219,633
5% 12/15/25	200,000	212,964
Series D, 5% 12/15/23	480,000	493,206
Newark Gen. Oblig. Series 2020:
5% 10/1/22	900,000	901,660
5% 10/1/22	650,000	651,199
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	279,713
Series 2018 N, 4% 5/1/23	370,000	373,970
Series Q, 5% 5/1/23	65,000	66,123
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	266,367
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	325,474
TOTAL NEW JERSEY		123,914,247
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	750,000	766,188
5% 9/1/24 (d)	1,000,000	1,041,521
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	385,000	388,727
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,000,000	1,051,957
Series 2019 A:
4% 5/1/23	980,000	989,024
4% 11/1/23	645,000	654,764
4% 11/1/24	250,000	256,258
4% 5/1/25	960,000	988,011
Santa Fe Pub. School District Gen. Oblig. Series 2021, 4% 8/1/23	450,000	456,544
TOTAL NEW MEXICO		6,592,994
New York - 4.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	41,428
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/23	400,000	407,163
5% 6/1/24	940,000	974,248
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	805,000	852,751
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,021,489
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,415,853
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	430,824
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	375,849
Series 2020 A, 5% 7/1/23	300,000	306,191
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	5,190,000	4,973,830
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/23	1,025,000	1,034,210
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	900,000	919,349
Series 1, 5% 8/1/23	405,000	414,751
Series 2006, 2.16%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 2.14%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,875,000	2,875,000
Series 2007 C-4, 2.09%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 2.19%, tender 9/6/22 (Assured Guaranty Muni. Corp. Insured) (b)	2,725,000	2,725,000
Series 2008 A-3, 2.13%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	2,425,000	2,425,000
Series 2008 C-4, 2.1%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2013 D, 5% 8/1/23	1,605,000	1,622,635
Series 2013 F1, 5% 3/1/24	250,000	253,264
Series 2013 I, 5% 8/1/23	200,000	204,815
Series 2014 J, 5% 8/1/25	410,000	429,165
Series 2015 A, 5% 8/1/23	570,000	583,723
Series 2017 C, 5% 8/1/23	120,000	122,889
Series 2018 A:
5% 8/1/23	200,000	204,815
5% 8/1/24	150,000	157,357
Series 2020 A1, 5% 8/1/27	1,700,000	1,893,247
Series 2021 F1, 5% 3/1/23	85,000	86,143
Series 2022 B1, 5% 8/1/28	1,935,000	2,189,147
Series A:
4% 8/1/23	995,000	1,010,013
5% 8/1/23	100,000	102,408
5% 8/1/25	670,000	701,319
Series A1, 5% 10/1/22	350,000	350,775
Series C:
5% 8/1/23	300,000	307,223
5% 8/1/26	220,000	240,425
Series D, 5% 8/1/25	710,000	717,607
Series F1:
5% 3/1/27	325,000	329,094
5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	410,383
Series H3, 5% 8/1/23	475,000	486,436
Series I1, 5% 3/1/27	200,000	207,353
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,491,364
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	448,722
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,522,780
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,677,313
Series 2021, 0.6%, tender 7/1/25 (b)	430,000	397,599
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	1,912,334
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,044,194
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	387,604
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 1.69% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	73,265
5% 7/15/24 (Escrowed to Maturity)	305,000	319,124
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	397,094
Series S1, 5% 7/15/23 (Escrowed to Maturity)	600,000	613,902
New York City Transitional Fin. Auth. Rev.:
Series 1:
5% 11/1/22	400,000	401,855
5% 11/1/22	215,000	215,997
Series 2014 D1, 5% 2/1/27	350,000	362,175
Series 2015 C, 5% 11/1/22	370,000	371,716
Series 2021 F1, 5% 11/1/27	775,000	865,738
Series 2022 B1, 5% 11/1/25 (f)	2,000,000	2,150,590
Series A1:
5% 5/1/23	300,000	305,482
5% 8/1/24	250,000	262,501
Series A3, 5% 8/1/23	1,045,000	1,070,543
New York Convention Ctr. Dev. Corp. Rev. Series 2015, 5% 11/15/22	755,000	759,013
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 4% 12/15/22 (Escrowed to Maturity)	325,000	326,684
Series 2014 A, 5% 2/15/26	865,000	896,892
Series 2014 E, 5% 2/15/26	300,000	317,795
Series 2015 E, 5% 3/15/23 (Escrowed to Maturity)	300,000	304,440
Series 2016 D:
5% 2/15/23 (Escrowed to Maturity)	665,000	673,346
5% 2/15/25 (Escrowed to Maturity)	455,000	483,447
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 5/1/23	510,000	517,825
5% 7/1/24	275,000	287,979
Series 2015, 5% 12/1/22 (e)	700,000	703,862
Series 2021 A:
4% 10/1/22	2,875,000	2,878,959
5% 7/1/24	1,410,000	1,462,902
Series 2022 A:
5% 7/1/26	200,000	213,288
5% 7/1/27	500,000	539,865
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/24	250,000	259,838
Series 2017 A, 5% 3/15/24	445,000	462,512
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/22	225,000	226,244
Series 2016 A:
4% 11/15/25	350,000	367,956
5% 11/15/22	400,000	402,211
5% 11/15/26	1,055,000	1,160,035
Series 2016 B1, 5% 11/15/25	255,000	274,708
Series 2017 B2, 5% 11/15/24	420,000	442,641
Series 2021 B1, 3% 11/1/22	3,000,000	3,004,043
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 1.864%, tender 4/1/24 (b)(c)	5,700,000	5,526,456
Series 2011 B, 1 month U.S. LIBOR + 0.550% 2.14%, tender 9/4/22 (b)(c)	1,745,000	1,742,124
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,154,410
Series 2012 B, 5% 11/15/22	45,000	45,244
Series 2012 F:
5% 11/15/22	1,000,000	1,005,425
5% 11/15/23	985,000	990,141
Series 2014 C, 5% 11/15/22	255,000	256,383
Series 2015 A1, 5% 11/15/22	700,000	703,797
Series 2015 F, 5% 11/15/22	855,000	859,638
Series 2016 B, 5% 11/15/23	2,035,000	2,095,188
Series 2016 D, 5% 11/15/27	450,000	478,516
Series 2017 A2, 5% 11/15/25	1,880,000	1,985,666
Series 2017 B:
5% 11/15/22	1,605,000	1,613,707
5% 11/15/23	780,000	803,116
Series 2017 C1, 5% 11/15/28	660,000	707,219
Series 2017 D:
5% 11/15/23	420,000	432,422
5% 11/15/25	2,140,000	2,260,724
Series 2019 F, 5% 11/15/22	6,250,000	6,274,828
Series 2020 A, 5% 2/1/23	7,880,000	7,942,275
New York St Mtg. Agcy. Homeowner:
Series 2014 189, 2.85% 10/1/22 (d)	500,000	499,901
Series 212, 2.5% 10/1/22 (d)	1,160,000	1,159,872
Series 214, 2.9% 10/1/22 (d)	805,000	805,102
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23	415,000	418,079
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	345,000	347,675
Series 2017 A:
5% 2/15/23	555,000	561,749
5% 2/15/25	250,000	265,136
5% 2/15/25 (Escrowed to Maturity)	440,000	466,969
Series 2017 B:
5% 2/15/23	210,000	212,554
5% 2/15/23 (Escrowed to Maturity)	455,000	460,111
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	212,913
Series 2019 D, 5% 2/15/23	390,000	394,743
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	253,700
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 2.25%, tender 9/2/22 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	369,020
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	881,062
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	241,394
Series J, 0.75% 5/1/25	360,000	338,936
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (d)	1,110,000	1,140,228
Series 221, 3.5% 10/1/32 (d)	55,000	54,572
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/23 (d)	2,500,000	2,517,294
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (d)	475,000	477,217
5% 12/1/23 (d)	675,000	689,442
5% 12/1/25 (d)	1,100,000	1,148,484
Series 2020 C:
5% 12/1/22	2,355,000	2,368,229
5% 12/1/23	1,000,000	1,026,716
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (d)	3,190,000	3,382,558
5% 12/1/27 (d)	1,585,000	1,696,566
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	252,289
Series 2013 D, 5% 3/15/24	355,000	359,931
Series 2014 A, 5% 3/15/26	340,000	352,700
Series 2016 A:
5% 3/15/23	640,000	649,249
5% 3/15/29	420,000	451,901
Series 2017 A, 5% 3/15/23	200,000	202,890
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (d)	4,225,000	4,278,396
5% 4/1/24 (d)	2,885,000	2,977,087
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (d)	945,000	986,966
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	271,452
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	275,000	278,738
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	280,000	291,808
5% 6/15/25	295,000	314,433
Series 2022 B:
5% 10/1/25	340,000	364,650
5% 10/1/26	175,000	191,324
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/23 (d)	750,000	762,678
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	982,963
2%, tender 5/15/26 (b)	1,285,000	1,244,514
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,350,829
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,493,174
Series 2022 A, 5% 8/15/24	5,000,000	5,239,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 1.908%, tender 2/1/24 (b)(c)	1,980,000	1,968,443
Series 2013 A, 5% 11/15/26	400,000	406,308
Series 2016 A, 5% 11/15/23	400,000	412,437
Yonkers Gen. Oblig.:
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	55,120
Series 2021 A:
4% 2/15/24	250,000	254,914
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	429,297
Series 2021 B:
4% 2/15/24	290,000	295,909
5% 2/15/26	320,000	345,301
TOTAL NEW YORK		181,993,751
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 186, 5% 10/15/23 (d)	500,000	511,880
Series 188, 5% 5/1/23 (d)	200,000	202,896
Series 189, 5% 5/1/23	200,000	203,601
Series 2013 178, 5% 12/1/25 (d)	975,000	999,114
Series 2013:
5% 12/1/22	275,000	276,882
5% 12/1/24 (d)	250,000	256,493
Series 2014 185, 5% 9/1/25 (d)	415,000	429,206
Series 202, 5% 10/15/22 (d)	4,435,000	4,447,052
Series 2020 221, 5% 7/15/24 (d)	605,000	628,376
Series 207:
5% 9/15/23 (d)	2,095,000	2,141,246
5% 9/15/24 (d)	430,000	447,750
Series 223:
5% 7/15/23 (d)	3,675,000	3,743,691
5% 7/15/24 (d)	1,250,000	1,298,297
TOTAL NEW YORK AND NEW JERSEY		15,586,484
North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (d)	100,000	105,342
Series 2021 B, 5% 7/1/24 (d)	2,000,000	2,075,038
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,000,000	2,793,208
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,415,498
Series 2021 B, 5%, tender 12/2/24 (b)	1,360,000	1,430,549
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(d)	2,000,000	1,956,823
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	318,467
North Carolina Grant Anticipation Rev.:
Series 2017, 5% 3/1/23	450,000	455,825
Series 2019, 5% 3/1/25	335,000	355,807
Series 2021, 5% 3/1/25	1,250,000	1,327,638
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	1,420,000	1,419,260
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A:
5% 1/1/23	385,000	388,408
5% 1/1/25	200,000	210,315
Series 2015 B, 5% 1/1/23	425,000	428,762
Series 2015 E, 5% 1/1/23	35,000	35,310
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (d)	1,000,000	1,065,826
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	20,100,000	20,694,349
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/23 (d)	235,000	238,450
Series 2020 A:
5% 5/1/23 (d)	340,000	344,991
5% 5/1/27 (d)	130,000	140,160
TOTAL NORTH CAROLINA		37,200,026
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,844,143
Ohio - 0.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	46,845
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/22	1,550,000	1,559,250
5% 12/1/23	1,000,000	1,028,581
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	540,465
Series 2021 A, 5% 2/15/24	555,000	575,139
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	25,830
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	415,555
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,516
Series 2018 A, 5% 1/1/26 (d)	290,000	306,356
Series 2019 B, 5% 1/1/27 (d)	350,000	373,679
Dayton City School District Ctfs. Prtn. Series 2021:
3% 12/1/22	270,000	270,407
3% 12/1/24	165,000	166,116
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	40,000	40,423
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,385,000	1,407,231
Franklin County Rev. Bonds Series 2013 OH, 1.6%, tender 11/1/22 (b)	3,000,000	2,994,700
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	424,525
2% 12/1/23	355,000	352,379
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	800,125
5% 8/1/25	310,000	327,469
5% 8/1/26	535,000	572,692
Miami Univ.:
Series 2020 A, 5% 9/1/22	340,000	340,000
Series 2022 A, 5% 9/1/24	550,000	575,675
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	494,638
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	800,000	810,873
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	588,887
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	507,216
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/23	650,000	655,559
5% 1/1/24	40,000	41,312
5% 1/1/25	60,000	63,401
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	40,000	40,844
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A:
5% 2/15/24 (f)	55,000	56,733
5% 2/15/25 (f)	1,055,000	1,110,254
5% 2/15/26 (f)	910,000	976,293
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	45,000	45,457
5% 2/15/24	35,000	36,082
5% 2/15/25	35,000	36,676
5% 2/15/26	405,000	428,360
Series 2019, 5% 2/15/29	800,000	846,001
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	513,450
3% 12/1/24	425,000	428,338
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	309,563
5% 1/1/25	400,000	420,723
TOTAL OHIO		21,564,618
Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,011,949
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	1,050,000	1,074,645
4% 6/1/25	295,000	306,501
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	400,298
3% 10/1/25	730,000	729,394
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	626,956
Oklahoma County Fin. Auth. Edl. Facilities (Jones Pub. Schools Proj.) Series 2020, 4% 9/1/22	305,000	305,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 1.92% 8/15/31 (b)	2,680,000	2,680,000
Oklahoma Dev. Fin. Auth. Rev.:
(Gilcrease Expressway West Proj.) Series 2020, 1.625% 7/6/23 (d)	4,000,000	3,919,806
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	565,559
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	333,298
Osage County Indl. Auth. Series 2022, 2% 9/1/23	3,500,000	3,454,123
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,733,840
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	456,132
4% 9/1/25	690,000	713,811
Univ. of Oklahoma Gen. Rev.:
Series 2020 B, 4% 7/1/24	490,000	499,711
Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,147,750
TOTAL OKLAHOMA		22,958,773
Oregon - 0.2%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	770,000	766,951
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,563,914
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/22	135,000	135,483
4% 12/1/23	110,000	111,736
4% 12/1/24	150,000	153,924
4% 12/1/25	150,000	155,313
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (d)	1,255,000	1,297,172
Series 2015 23, 5% 7/1/23	275,000	280,904
Series 2022, 5% 7/1/25 (d)	1,315,000	1,382,327
Series 26 C:
5% 7/1/23 (d)	2,000,000	2,037,620
5% 7/1/24 (d)	1,000,000	1,036,612
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	138,287
TOTAL OREGON		9,060,243
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 2.37%, tender 5/15/27 (b)(c)	4,000,000	3,991,736
Series 2019 A, 5% 7/15/24	1,745,000	1,817,932
Series 2021 B:
5% 10/15/23	950,000	974,374
5% 10/15/24	705,000	738,195
5% 10/15/25	740,000	790,385
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	307,663
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(d)	1,700,000	1,699,421
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,252,809
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	246,464
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	710,000	725,924
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	286,167
Series 2020 A, 5% 6/1/23	350,000	356,268
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	190,058
5% 10/1/23	240,000	243,029
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	646,280
4% 2/1/25	345,000	355,970
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,405,000	2,405,000
Monroeville Fin. Auth. UPMC Rev. Series 2012, 3% 2/15/23	340,000	340,205
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,084
Series 2019:
5% 9/1/23	500,000	510,792
5% 9/1/26	1,250,000	1,343,724
Neshannock Township School District Gen. Oblig. Series 2021 B:
2% 9/1/22	115,000	115,000
2% 9/1/23	325,000	322,747
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	375,826
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	706,261
Parkland School District Series 2021 A, 3% 2/1/24	225,000	226,896
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 5% 11/15/23	225,000	231,183
Series 2021 A, 4% 10/15/23	425,000	431,250
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 2%, tender 10/17/22 (b)(d)	9,875,000	9,855,679
Series 2019 B1, 2%, tender 10/15/22 (b)(d)	1,200,000	1,197,652
(Republic Svcs., Inc. Proj.):
Series 2014, 2.6%, tender 6/1/44 (b)(d)	4,000,000	3,996,584
Series 2019 B2, 2.35%, tender 1/15/23 (b)(d)	3,800,000	3,781,708
(Waste Mgmt., Inc. Proj.) Series 2013, 2.25%, tender 11/1/22 (b)(d)	15,000,000	14,966,651
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	500,000	471,428
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 2.07%, tender 6/3/24 (b)(c)(d)	1,365,000	1,329,667
Series 2011, 2.15%, tender 7/1/24 (b)(d)	775,000	759,278
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/23	780,000	799,689
Series 2019, 5% 7/15/25	1,000,000	1,070,052
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014, 5% 12/1/22	20,000	20,132
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 2.281%, tender 9/1/22 (b)(c)	4,000,000	4,008,304
Series 2019, 1.4%, tender 1/1/23 (b)	4,500,000	4,476,292
Series 2021 134 B, 5% 10/1/23 (d)	1,000,000	1,022,222
Series 2021 134B, 5% 10/1/24 (d)	1,000,000	1,038,229
Series 2021 135 B:
5% 10/1/22 (d)	660,000	661,348
5% 4/1/23 (d)	660,000	669,107
5% 10/1/23 (d)	1,025,000	1,049,431
5% 4/1/24 (d)	600,000	620,093
5% 10/1/24 (d)	805,000	839,414
5% 4/1/25 (d)	180,000	189,271
Series 2021 137:
0.45% 10/1/23	325,000	317,115
5% 4/1/24	200,000	207,485
5% 4/1/25	200,000	211,682
5% 10/1/26	280,000	304,081
Series 2022 138, 5% 4/1/25	2,415,000	2,559,163
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022:
1.25%, tender 2/1/24 (b)	6,000,000	5,842,742
1.5%, tender 7/1/23 (b)	9,000,000	8,884,873
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/22	800,000	805,055
5% 12/1/23	1,410,000	1,454,345
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (d)	1,315,000	1,364,841
5% 6/15/26 (d)	1,000,000	1,049,917
Series 2017 A, 5% 7/1/24	40,000	41,683
Series 2017 B:
5% 7/1/23 (d)	3,280,000	3,341,152
5% 7/1/24 (d)	1,160,000	1,204,997
5% 7/1/25 (d)	440,000	461,918
Series 2020 C, 5% 7/1/23 (d)	8,930,000	9,093,529
Series 2021:
5% 7/1/24 (d)	1,970,000	2,046,417
5% 7/1/25 (d)	3,925,000	4,120,517
5% 7/1/28 (d)	95,000	103,204
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	546,242
Philadelphia Gas Works Rev. Series 14, 5% 10/1/22	390,000	390,774
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	189,306
Series 2021 A, 5% 9/1/22	850,000	850,000
Series 2021 B:
5% 9/1/22	1,000,000	1,000,000
5% 9/1/23	660,000	675,361
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,786,612
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.32%, tender 12/1/23 (Assured Guaranty Muni. Corp. Insured) (b)(c)	4,000,000	4,001,702
Series 2019 A, 5% 9/1/23	270,000	275,962
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,289
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,398
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,484
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,520
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	217,378
5% 5/1/25	340,000	356,973
5% 5/1/26	320,000	340,975
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020, 5% 6/1/23	750,000	763,487
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	201,334
3% 12/1/24	250,000	252,604
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	352,064
4% 7/1/24	450,000	455,143
TOTAL PENNSYLVANIA		130,551,198
Rhode Island - 0.1%
Rhode Island Commerce Corp. Series 2016 A, 5% 6/15/24	1,010,000	1,048,819
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/23	25,000	25,380
5% 5/15/24	160,000	165,636
5% 5/15/25	120,000	124,240
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	138,494
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	75,000	75,652
Series 2022 76 A:
5% 4/1/27	35,000	38,586
5% 4/1/28	250,000	279,680
5% 4/1/29	300,000	338,264
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (d)	490,000	541,630
Series A, 4% 12/1/26 (d)	455,000	463,516
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	78,169
5% 6/1/27	20,000	20,810
TOTAL RHODE ISLAND		3,338,876
South Carolina - 0.4%
Charleston County Arpt. District Series 2013 A, 5.5% 7/1/27 (d)	850,000	866,741
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	9,000,000	9,146,917
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	85,000	85,967
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	97,893
5% 12/1/26	25,000	26,404
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	100,000	101,135
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	175,000	187,891
Series 2019 B, 5% 7/1/26 (d)	185,000	197,567
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/22	25,000	25,161
5% 12/1/23	110,000	113,405
5% 12/1/25	190,000	197,773
Series 2015 A, 5% 12/1/25	115,000	120,709
Series 2015 C, 5% 12/1/22	560,000	563,608
Series 2020 A:
5% 12/1/22	270,000	271,740
5% 12/1/22 (Escrowed to Maturity)	480,000	483,129
5% 12/1/23	395,000	407,324
5% 12/1/23	225,000	231,964
5% 12/1/24	135,000	140,851
5% 12/1/24 (Escrowed to Maturity)	230,000	242,588
Series 2021 A:
5% 12/1/24	375,000	391,254
5% 12/1/25	850,000	899,508
Series A, 5% 12/1/23	1,015,000	1,046,415
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	690,000	700,082
TOTAL SOUTH CAROLINA		16,546,026
South Dakota - 0.1%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/23	275,000	275,980
3% 4/1/24	425,000	427,891
3% 4/1/25	500,000	499,308
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/22	10,000	10,045
Series 2020 A:
5% 9/1/22	140,000	140,000
5% 9/1/23	335,000	342,231
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	605,000	609,140
TOTAL SOUTH DAKOTA		2,304,595
Tennessee - 1.4%
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (b)	1,250,000	1,241,532
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B, 5% 7/1/23 (d)	1,405,000	1,430,496
Series 2021 A, 5% 7/1/25 (d)	2,750,000	2,886,986
Series 2021 C:
5% 7/1/23 (d)	1,750,000	1,781,756
5% 7/1/24 (d)	1,850,000	1,921,090
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	400,000	377,143
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	3,917,197
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (d)	1,910,000	2,007,791
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B:
4% 1/1/23	10,995,000	11,053,111
4% 1/1/26	1,425,000	1,492,868
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	11,088,645
Series 2021 A:
4% 9/1/22	335,000	335,000
4% 3/1/23	350,000	351,377
4% 9/1/23	275,000	276,953
4% 3/1/24	300,000	302,809
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	13,660,000	13,734,974
Series 2006 A, 5.25% 9/1/22	3,885,000	3,885,000
Series 2018, 5% 11/1/22	1,500,000	1,504,209
Series 2021 A:
5% 11/1/22	150,000	150,426
5% 11/1/23	250,000	254,694
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	1,510,000	1,620,436
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	255,000	248,380
TOTAL TENNESSEE		61,862,873
Texas - 4.3%
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,092
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,531,133
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	460,084
5% 12/15/24	550,000	571,143
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (d)	715,000	743,867
Series 2019 B, 5% 11/15/22 (d)	600,000	602,819
Series 2019:
5% 11/15/22 (d)	885,000	889,158
5% 11/15/23 (d)	845,000	866,298
5% 11/15/24 (d)	515,000	536,452
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	55,000	55,410
5% 1/1/24	75,000	77,132
5% 1/1/26	75,000	79,792
Series 2020 B:
5% 1/1/23	220,000	221,603
5% 1/1/25	125,000	130,697
5% 1/1/26	125,000	132,986
Series 2020 F, 5% 1/1/25	2,000,000	2,069,562
City of Beaumont Series 2021, 5% 3/1/23	665,000	673,608
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	592,089
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	506,952
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 2.14%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,425,000	5,425,000
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	200,000	200,403
Cypress-Fairbanks Independent School District:
Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,495,000	4,290,692
Series 2020 A, 5% 2/15/25	200,000	212,404
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (d)	1,000,000	1,004,254
Series 2013 E, 5% 11/1/23 (d)	1,455,000	1,490,542
Series 2013 F, 5% 11/1/22	580,000	582,477
Series 2014 A:
4% 11/1/23 (d)	200,000	202,613
5.25% 11/1/26 (d)	900,000	922,044
5.25% 11/1/30 (d)	1,000,000	1,024,185
Series 2014 B:
5% 11/1/22 (d)	100,000	100,364
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (d)	515,000	517,191
Series 2014 C, 5% 11/1/22	550,000	552,349
Series 2014 D, 5% 11/1/23 (d)	3,580,000	3,667,452
Series 2020 A:
5% 11/1/23	2,250,000	2,314,896
5% 11/1/24	225,000	236,680
Series 2020 B, 5% 11/1/22	3,000,000	3,012,813
Series 2021 B, 5% 11/1/24	3,500,000	3,680,177
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	600,000	589,102
Series 2016, 0% 8/15/25	35,000	32,423
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	419,579
5% 9/1/26	300,000	319,697
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	736,753
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,190,000	3,023,071
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,170,000	1,987,435
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	35,460
Series 2016, 5% 3/1/25	120,000	127,393
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,826,611
Georgetown Independent School District Bonds Series 2019 B, 2.5%, tender 8/1/23 (b)	3,300,000	3,291,974
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	458,075
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	1,908,851
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	491,760
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	435,000	437,381
Series 2012 A, 5% 11/15/22 (Escrowed to Maturity)	245,000	246,341
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 9/1/22 (b)	5,000,000	5,044,000
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,770,000	1,656,027
Series 2020 C, 5%, tender 9/1/22 (b)	6,710,000	6,787,836
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	209,335
Series 2014 A, 5% 12/1/26	120,000	126,086
Series 2020 A, 4% 7/1/25	250,000	258,756
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 2.14%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	5,400,000	5,400,000
Series A3, 2.14%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,525,000	3,525,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (d)	400,000	420,480
Series 2020 A, 5% 7/1/23 (d)	1,000,000	1,017,732
Series 2021 A:
5% 7/1/24 (d)	500,000	518,306
5% 7/1/26 (d)	1,250,000	1,333,515
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	256,156
4% 9/1/25	215,000	221,981
4% 9/1/26	275,000	287,653
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (b)	1,000,000	1,010,116
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	4,015,906
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,437,035
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,867,228
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	235,949
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	976,331
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (d)	375,000	384,160
Series 2017:
5% 11/1/22 (d)	620,000	622,256
5% 11/1/23 (d)	1,150,000	1,178,092
5% 11/1/24 (d)	750,000	780,717
Series 2021:
5% 11/1/22 (d)	2,880,000	2,890,477
5% 11/1/23 (d)	3,860,000	3,954,291
5% 11/1/24 (d)	3,560,000	3,701,248
5% 11/1/25 (d)	605,000	638,084
5% 11/1/26 (d)	405,000	433,071
5% 11/1/27 (d)	415,000	447,734
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	269,477
Series 2019:
5% 5/15/23	1,070,000	1,088,077
5% 5/15/24	930,000	966,542
Series 2020:
5% 5/15/23	215,000	218,632
5% 5/15/24	550,000	571,611
Series 2015 B, 5% 5/15/24	325,000	337,770
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,497,219
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,063,183
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
5% 4/15/24	875,000	910,628
5% 4/15/25	725,000	767,950
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	114,040
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (b)	2,000,000	1,944,072
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 2.25%, tender 11/1/22 (b)(d)	8,400,000	8,381,324
(Waste Mgmt., Inc. Proj.):
Series 2018, 2.045%, tender 7/1/24 (b)(d)	3,425,000	3,328,449
Series 2020 B, 2.1%, tender 9/1/22 (b)(d)	7,100,000	7,100,000
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,833,372
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	58,626
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	35,177
North Texas Tollway Auth. Rev.:
Series 2015 B, 5% 1/1/23	325,000	327,866
Series 2016 A, 5% 1/1/23	780,000	786,879
Series 2017 A:
5% 1/1/24	605,000	610,289
5% 1/1/26	580,000	585,076
Series 2019 A, 5% 1/1/23	325,000	327,866
Series 2019 B, 5% 1/1/25	325,000	342,365
Series 2020 A, 5% 1/1/25	265,000	279,775
Series 2021 B, 5% 1/1/26	695,000	747,866
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (b)	3,000,000	2,998,615
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (b)	2,500,000	2,464,816
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	295,000	305,889
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	610,000	610,711
Port Arthur Series 2021:
5% 2/15/24	240,000	248,256
5% 2/15/24	195,000	201,708
Port of Houston Auth. Series 2021, 5% 10/1/23	805,000	827,666
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	1,000,000	994,897
Series 2015, 5% 2/15/24	250,000	259,290
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (d)	195,000	198,458
5% 7/1/25 (d)	400,000	419,925
5% 7/1/26 (d)	500,000	533,406
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2022, 2%, tender 12/1/27 (b)	1,415,000	1,338,939
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	350,152
Series 2022, 5% 2/1/26	545,000	586,888
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	326,843
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	75,000	75,069
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,762,596
Series 2014 B, 2%, tender 11/1/22 (b)	520,000	519,600
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	211,668
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	20,502
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	51,255
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,313,554
5% 2/15/26	35,000	37,876
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,409,486
5% 5/15/26	725,000	789,952
Texas Gen. Oblig. Series 2013 B, 5.5% 8/1/23 (d)	5,500,000	5,643,999
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/22	1,250,000	1,255,735
5% 12/15/23	3,450,000	3,512,008
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	1,450,000	1,450,000
3% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	904,050
3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	857,588
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,500,000	3,216,871
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	325,916
4% 3/1/24	580,000	592,592
4% 3/1/25	400,000	411,760
TOTAL TEXAS		186,291,544
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	150,000	155,492
Series 2018 A, 5% 7/1/23 (d)	250,000	254,661
Series 2021 A:
5% 7/1/23 (d)	550,000	560,254
5% 7/1/24 (d)	1,000,000	1,036,612
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	265,000	273,769
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	489,050
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	702,187
TOTAL UTAH		3,472,025
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (d)	700,000	712,604
Series 2020 A, 5% 6/15/27 (d)	665,000	712,089
TOTAL VERMONT		1,424,693
Virginia - 0.5%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	346,170
5% 7/1/24	425,000	441,332
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,400,000	2,455,017
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,625,000	1,651,768
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	51,833
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,935,260
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(d)	735,000	732,612
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (b)	2,500,000	2,482,893
Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,742,858
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,195,712
4% 7/1/25	1,000,000	1,035,576
Series 2021 B:
4% 7/1/23 (d)	500,000	504,177
5% 7/1/24 (d)	400,000	413,559
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj. - Detc Issue) Series 2003, 1.7%, tender 10/1/22 (b)	2,000,000	1,998,087
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,917
5% 6/15/25	20,000	21,080
5% 6/15/26	35,000	37,546
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 B, 5% 8/1/23 (d)	410,000	418,896
Virginia Small Bus. Fing. Auth. Series 2020 A, 5% 1/1/23	400,000	402,223
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,014,437
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	300,000	297,947
TOTAL VIRGINIA		23,204,900
Washington - 0.7%
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,179,686
4% 11/1/24	135,000	138,694
Series 2020:
3% 6/1/23	400,000	401,138
3% 6/1/25	275,000	275,754
Series 2021:
2% 6/1/23	780,000	776,491
3% 12/1/25	825,000	824,999
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021:
2% 10/1/22	100,000	99,957
2% 10/1/23	100,000	99,275
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,105,000	1,952,169
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/22 (d)	70,000	70,143
5% 10/1/23 (d)	2,065,000	2,118,675
Series 2016, 5% 2/1/25	290,000	306,938
Series 2019:
5% 4/1/23 (d)	615,000	622,737
5% 4/1/24 (d)	400,000	413,019
5% 4/1/25 (d)	280,000	294,564
Series 2021 C:
5% 8/1/23 (d)	3,665,000	3,735,829
5% 8/1/24 (d)	1,360,000	1,412,950
5% 8/1/25 (d)	390,000	412,760
Series 2021:
5% 9/1/23 (d)	2,100,000	2,150,549
5% 9/1/24 (d)	1,080,000	1,127,197
Series 2022 B:
5% 8/1/24	1,420,000	1,475,286
5% 8/1/25	1,335,000	1,412,910
5% 8/1/26	835,000	899,259
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,633,247
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	26,441
5% 1/1/26	35,000	37,779
Washington Fed. Hwy. Grant Anticipation Rev. Series 2012 F, 5% 9/1/22	495,000	495,000
Washington Gen. Oblig.:
Series 2018 C, 5% 8/1/25	1,000,000	1,072,845
Series R 2020 A, 5% 1/1/25	250,000	264,697
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	214,041
5% 8/15/26	115,000	121,640
5% 8/15/27	50,000	53,534
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,123,083
Series 2012 A, 5% 10/1/22	445,000	445,890
Series 2012 B, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	405,000	405,884
Series 2015 B, 5% 8/15/23	600,000	614,573
Series 2015, 5% 7/1/24	1,250,000	1,294,180
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	1,004,867
TOTAL WASHINGTON		31,008,680
West Virginia - 0.2%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,456,351
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,242,993
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,780,966
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	219,854
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,545,063
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (d)	960,000	959,299
TOTAL WEST VIRGINIA		9,204,526
Wisconsin - 0.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	313,672
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,886,744
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,075,540
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/22 (d)	30,000	30,172
5.25% 12/1/23 (d)	35,000	36,063
Series 2016 A, 5% 12/1/22 (d)	1,000,000	1,005,718
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	1,130,000	1,196,584
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	350,663
5% 6/1/24	675,000	698,891
5% 6/1/25	375,000	393,867
5% 6/1/26	300,000	324,606
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 2.25%, tender 11/1/22 (b)(d)	5,000,000	4,988,884
Series 2017 A1, 2.25%, tender 11/1/22 (b)(d)	3,400,000	3,392,441
Racine Unified School District Series 2021:
2% 4/1/23	225,000	224,539
2% 4/1/24	475,000	471,525
2% 4/1/25	600,000	588,052
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	94,945
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/29/25 (b)	355,000	373,220
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 2.22%, tender 9/1/22 (b)(c)	4,000,000	3,988,792
Series 2018, 5% 4/1/26	195,000	210,676
Series 2019 A:
5% 11/15/22	325,000	326,721
5% 12/1/23	35,000	36,022
5% 12/1/24	100,000	105,069
5% 12/1/25	125,000	132,798
5% 12/1/26	200,000	215,184
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	813,042
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2021 B:
4% 9/15/24	200,000	200,580
4% 9/15/26	220,000	220,404
Series 2022, 5% 10/1/25	3,635,000	3,886,277
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	330,000	321,395
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	170,000	162,598
0.81%, tender 5/1/25 (b)	200,000	187,186
TOTAL WISCONSIN		28,252,870
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/23	250,000	252,368
4% 5/1/25	260,000	268,532
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2020 3, 5% 6/1/23 (d)	955,000	971,032
Series 2021 4, 0.3% 6/1/23 (d)	1,170,000	1,151,487
TOTAL WYOMING		2,643,419
TOTAL MUNICIPAL BONDS (Cost $2,141,583,288)		2,098,712,082

Municipal Notes - 23.1%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2013 B, 2.1% 9/7/22, VRDN (b)	6,705,000	6,705,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,170,000	4,170,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.27% 9/1/22, VRDN (b)(d)	600,000	600,000
TOTAL ALABAMA		11,475,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Series 2015 B, 1.92% 9/1/22, LOC MUFG Bank Ltd., VRDN (b)	2,500,000	2,473,246
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	12,800,000	12,800,000
Series XF 10 91, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	950,000	950,000
Glendale Indl. dev auth Sr Living Facilities Rev. Participating VRDN Series BC 22 01, 1.87% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,495,000	2,495,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,705,000	3,705,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 1.86% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(g)(h)	3,050,000	3,050,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,820,000	1,820,000
TOTAL ARIZONA		27,293,246
California - 3.3%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 1.87% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Series 2022, 1.4% tender 10/12/22, CP mode	4,000,000	3,996,999
California Statewide Cmntys. Dev. Auth. Rev. Series 2022, 1.4% tender 11/9/22, CP mode	13,400,000	13,394,797
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	3,000,000	3,000,000
Lodi Unified School District Participating VRDN Series 2021 XG 03 22, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	585,000	585,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 1.92% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	16,800,000	16,800,000
Series 2022 MIZ 90 90, 1.92% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	17,700,000	17,700,000
Los Angeles County Gen. Oblig. TRAN Series 2022, 4% 6/30/23	5,000,000	5,069,156
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	11,725,000	11,889,586
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 1.92% 9/7/22, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	4,300,000	4,300,000
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	1,250,000	1,277,610
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 93, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,770,000	2,770,000
San Diego Pub. Facilities Series 2022, 1.15% 9/7/22, CP	4,374,000	4,373,409
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2022, 1.4% 11/3/22, LOC Bank of America NA, CP	12,000,000	11,988,382
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	1,900,000	1,900,000
Series MIZ 90 63, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	16,325,000	16,325,000
Series MIZ 90 95, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	14,645,000	14,645,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A2, 1.67% 10/5/22, LOC Bank of America NA, CP	4,000,000	3,998,842
San Mateo County Joint Powers Fing. Auth. Participating VRDN Series 2021 XG 03 18, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	3,100,000	3,100,000
TOTAL CALIFORNIA		144,813,781
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2022 A, 5% 6/29/23	5,000,000	5,105,942
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.02% 9/7/22, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	99,832	99,832
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 1.87% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	8,125,000	8,125,000
Series XM 10 20, 1.82% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,200,000	2,200,000
TOTAL COLORADO		16,110,774
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2017 A2, 1.4% 9/7/22, VRDN (b)	11,800,000	11,800,000
Connecticut Hsg. Fin. Auth. Series 2022 A4, 1.97% 9/7/22, VRDN (b)	10,000,000	9,939,245
TOTAL CONNECTICUT		21,739,245
Florida - 0.9%
Broward County School District TAN Series 2022, 4% 6/30/23	2,000,000	2,027,994
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 1.97% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	4,300,000	4,300,000
Jacksonville Health Care Series 2022, 1.45% 9/1/22, CP	2,000,000	1,999,967
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 1.68% 9/7/22, VRDN (b)	6,500,000	6,500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,035,000	1,035,000
Series MIZ 90 72, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	400,000	400,000
Miami-Dade County Aviation Rev. Series 2022, 1.85% 9/12/22, LOC Bank of America NA, CP (d)	2,000,000	1,999,801
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series 2018 XM 06 76, 1.92% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	9,000,000	9,000,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	570,000	570,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 1.25% 9/1/22, VRDN (b)(d)	5,000,000	5,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series ZM 05 71, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,650,000	2,650,000
TOTAL FLORIDA		40,712,762
Georgia - 0.4%
Atlanta Arpt. Rev. Series 2022, 1.85% 10/18/22, LOC JPMorgan Chase Bank, CP (d)	5,779,000	5,776,323
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 1.3% 9/1/22, VRDN (b)(d)	540,000	540,000
Series 2018, 1.4% 9/1/22, VRDN (b)	4,900,000	4,900,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 1.84% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.39% 9/1/22, VRDN (b)	5,540,000	5,540,000
TOTAL GEORGIA		18,156,323
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 1.82% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	4,900,000	4,900,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.85% 9/7/22 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	655,000	655,000
Illinois - 0.5%
Chicago Midway Arpt. Rev. Series 2022 A, 1.62% 9/20/22, LOC Bank of Montreal, CP (d)	6,024,000	6,022,164
Chicago Transit Auth. Participating VRDN Series XM 09 05, 1.81% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,780,000	4,780,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 1.87% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	5,200,000	5,200,000
Illinois Edl. Facilities Auth. Revs. Series 2022, 1.8% 10/6/22, CP	4,800,000	4,798,570
Reg'l. Transn Auth. Extend Series 2005 B, 1.8% 9/7/22, VRDN (b)	1,005,000	1,005,000
TOTAL ILLINOIS		22,905,734
Indiana - 0.6%
Brownsburg 1999 School Bldg. Corp. BAN Series 2022, 1.75% 2/1/23 (e)	6,000,000	5,985,166
Indiana Fin. Auth. Rev. Series 2022 D2, 1.43% tender 11/14/22, CP mode	8,500,000	8,489,503
Indiana Univ. Student Fee Revs. Series 2022, 1.45% 9/7/22, CP	5,000,000	4,999,370
Indianapolis Local Pub. Impt. Participating VRDN Series 2019 XF 07 56, 1.76% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,750,000	3,750,000
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,240,000	2,240,000
TOTAL INDIANA		25,464,039
Kentucky - 1.1%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XG 01 61, 1.7% 9/7/22 (Assured Guaranty Muni. Corp. Insured), LOC Bank of America NA, (Liquidity Facility Bank of America NA) (b)(g)(h)	5,460,000	5,460,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,000,000	1,000,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2021, 3% 10/14/22	29,000,000	29,016,246
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 1.23% 9/1/22, VRDN (b)(d)	600,000	600,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 1.43% 9/1/22, VRDN (b)(d)	11,520,000	11,520,000
Series 2020 B1, 1.43% 9/1/22, VRDN (b)(d)	800,000	800,000
TOTAL KENTUCKY		48,396,246
Louisiana - 0.6%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.83% 9/7/22, VRDN (b)	24,220,000	24,220,000
TOTAL LOUISIANA		24,805,000
Maryland - 0.3%
Baltimore County Gen. Oblig. BAN Series 2022, 4% 3/24/23	8,000,000	8,073,235
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	4,500,000	4,500,000
TOTAL MARYLAND		12,573,235
Massachusetts - 0.4%
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 1.2% 9/7/22, LOC State Street Bank & Trust Co., Boston, CP	8,500,000	8,498,810
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series XM 09 99, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,300,000	3,300,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.87% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	1,125,000	1,125,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2022, 1.8% tender 11/2/22, CP mode	6,600,000	6,596,561
TOTAL MASSACHUSETTS		19,520,371
Michigan - 0.5%
Michigan Bldg. Auth. Rev.:
Participating VRDN Series 2021 XF 11 15, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	345,000	345,000
Series 2020 III, 1.74% 10/2/23, VRDN (b)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. RAN Series 2022 A, 5% 8/21/23, LOC JPMorgan Chase Bank	3,790,000	3,873,462
St Joseph Hosp. Fa Hsp Rev. Series 2002, 1.68% 9/7/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	7,640,000	7,640,000
Univ. of Michigan Rev. Series 2022, 1.94% 10/18/22, CP	5,200,000	5,199,992
TOTAL MICHIGAN		20,058,454
Minnesota - 0.1%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	900,000	900,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,000,000	1,000,000
Univ. of Minnesota Gen. Oblig. Series 2022 G, 1.9% 10/12/22, CP	3,149,000	3,148,269
TOTAL MINNESOTA		5,048,269
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 1.39% 9/1/22, VRDN (b)(d)	3,200,000	3,200,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.:
(Gulf Pwr. Co. Proj.) Series 2012, 1.33% 9/1/22, VRDN (b)(d)	1,100,000	1,100,000
(Mississippi Pwr. Co. Proj.):
Series 1995, 1.35% 9/1/22, VRDN (b)(d)	6,100,000	6,100,000
Series 1998, 1.35% 9/1/22, VRDN (b)(d)	10,600,000	10,600,000
TOTAL MISSISSIPPI		21,000,000
Missouri - 0.1%
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,055,000	1,055,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Series 2014 G, 1.52% 9/7/22, VRDN (b)	1,300,000	1,300,000
TOTAL MISSOURI		3,755,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	900,000	900,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2022 E, 1.58% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	3,000,000	3,000,000
Nevada - 0.3%
Clark County Arpt. Rev. Series 2008 C1, 1.52% 9/7/22, LOC Bank of America NA, VRDN (b)(d)	10,000,000	10,000,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	5,200,000	5,200,000
TOTAL NEVADA		15,200,000
New Jersey - 0.3%
Hudson County Impt. Auth. Rev. BAN Series 2022 B1, 3% 8/4/23	6,276,000	6,296,316
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,600,000	1,600,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 1.84% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	541,000	541,000
Series XM 09 29, 1.84% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	800,000	800,000
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	4,500,000	4,497,633
TOTAL NEW JERSEY		13,734,949
New York - 3.0%
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 2.07% 9/7/22, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (b)(d)(g)(h)	8,341,186	8,341,186
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	6,427,819	6,411,894
New York City Gen. Oblig.:
Series 2006, 2.14% 9/2/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,100,000	5,100,000
Series 2021 3, 1.7% 9/8/22, VRDN (b)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Rev. Series 2022, 1.04% 9/1/22 (Liquidity Facility Bny Mellon Cap. (NON GOV REPO)), VRDN (b)	5,000,000	5,000,000
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 1.84% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,900,000	2,900,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	25,210,000	25,210,000
Participating VRDN:
Series XF 13 21, 1.85% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,705,000	3,705,000
Series XF 13 55, 1.85% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,000,000	4,000,000
Series XM 09 35, 1.85% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Series ZF 02 18, 1.85% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,200,000	4,200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
Series XM 08 31, 1.82% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,000,000	2,000,000
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	8,000,000	8,027,652
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 2.07% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	23,500,000	23,500,000
Rochester Gen. Oblig. BAN Series 2022 III, 4% 8/2/23	15,000,000	15,159,251
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
Triborough Brdg & Tunl Auth. Participating VRDN Series XF 13 59, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	7,800,000	7,800,000
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2021 XF 11 25, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,654,000	2,654,000
TOTAL NEW YORK		132,408,983
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 2022 A, 1.65% 10/6/22, CP (d)	4,000,000	3,997,028
Port Auth. of NY & NJ Series 2022 A, 1.95% 11/3/22, CP	5,030,000	5,027,776
TOTAL NEW YORK AND NEW JERSEY		9,024,804
Ohio - 0.7%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2022, 3.5% 6/22/23	1,000,000	1,002,805
(Village of Carey Proj.) Series 2021, 1.25% 11/30/22	500,000	498,063
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22	400,000	398,433
Coshocton County BAN Series 2022, 2.875% 7/7/23	1,665,000	1,662,213
Lakewood Income Tax Rev. TAN Series 2022, 1.75% 3/16/23	3,000,000	2,986,489
Lorain County Gen. Oblig. BAN:
(North Ridge Road Proj.) Series 2021 B, 2% 12/15/22	1,100,000	1,097,459
Series 2022 A, 2.5% 5/3/23	2,500,000	2,493,846
Oakwood Village BAN Series 2021, 1.375% 9/15/22	1,675,000	1,674,148
Ohio Higher Edl. Facility Commission Rev. Series 2022, 1.85% tender 11/3/22, CP mode	9,000,000	8,993,659
Ohio Hosp. Rev. Series 2021 B, 1.88% 9/1/22, VRDN (b)	3,000,000	3,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,100,000	5,100,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	1,700,000	1,695,656
TOTAL OHIO		30,602,771
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 1.98% 9/8/25, VRDN (b)	15,355,000	15,355,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		16,655,000
Oregon - 0.0%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,800,000	1,800,000
Pennsylvania - 1.2%
Central Bradford Progress Auth. Rev. Series 2021 D, 2% 9/7/22, VRDN (b)	4,500,000	4,500,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	3,303,913	3,303,913
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.94% 9/8/25, VRDN (b)	8,000,000	8,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 2.6% 9/7/22, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,105,000	2,105,000
Philadelphia Arpt. Rev. Series 2022 B1, 2% 10/11/22, LOC TD Banknorth, NA, CP (d)	10,221,000	10,218,679
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,000,000	1,000,000
Series 2017 B, 1.94% 9/8/25, VRDN (b)	17,465,000	17,465,000
TOTAL PENNSYLVANIA		51,592,592
South Carolina - 0.3%
Charleston County School District BAN Series 2022 A, 3% 11/3/22	4,000,000	4,005,022
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.87% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,620,000	2,620,000
South Carolina Pub. Svc. Auth. Rev. Series 2022 B, 1.42% 10/4/22, LOC Barclays Bank PLC, CP	5,466,000	5,462,420
TOTAL SOUTH CAROLINA		12,087,442
Tennessee - 0.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.72% 9/7/22, VRDN (b)	5,000,000	5,000,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 1.65% 9/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,890,000	1,890,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 1.85% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,400,000	2,400,000
Tennessee Gen. Oblig. Series 2022, 1.85% 10/12/22 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,000,000	999,652
TOTAL TENNESSEE		11,089,652
Texas - 3.0%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 1.97% 9/7/22 (b)(g)(h)	10,000,000	10,000,000
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,000,000	2,000,000
Series XF 11 19, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,400,000	1,400,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	910,000	910,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Garland Series 2022, 1.25% 9/15/22, LOC Barclays Bank PLC, CP	4,000,000	3,998,764
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2022:
1.3% tender 10/3/22, CP mode	5,000,000	4,997,039
1.9% tender 11/1/22, CP mode	5,000,000	4,997,434
Harris County Gen. Oblig. Series 2022 D2, 1.97% 11/3/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,700,000	2,699,993
Houston Arpt. Sys. Rev. Series 2022 A, 1.95% 10/3/22, LOC Sumitomo Mitsui Banking Corp., CP (d)	4,500,000	4,498,565
Hurst Participating VRDN Series XF 10 94, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000
Love Field Arpt. Modernization Rev. Series 2022, 2.05% 9/16/22, LOC JPMorgan Chase Bank, CP (d)	3,199,000	3,198,998
Lower Colorado River Auth. Rev. Series 2022, 1.6% 9/27/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	5,997,548
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	400,000	400,000
North Texas Tollway Auth. Rev. Participating VRDN Series XF 12 21, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,240,000	1,240,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.6% 9/1/22, VRDN (b)	6,700,000	6,700,000
Series 2004, 2.25% 9/7/22, VRDN (b)(d)	23,015,000	23,015,000
Series 2010 D, 2.2% 9/7/22, VRDN (b)	8,555,000	8,555,000
San Antonio Elec. & Gas Sys. Rev. Series 2022 C, 2% 11/17/22 (Liquidity Facility Wells Fargo Bank NA), CP	3,000,000	2,999,999
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	2,000,000	2,000,000
Texas A&M Univ. Rev. Series 2022 B, 1.2% 9/19/22, CP	15,000,000	14,994,887
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(h)	4,000,000	4,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,500,000	1,500,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.86% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	1,800,000	1,800,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.82% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200,000	3,200,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2022 A:
1.18% 9/9/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000,000	5,998,813
1.55% 9/20/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,500,000	2,499,239
Series 2022, 1.8% 11/3/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,700,000	3,697,393
TOTAL TEXAS		132,098,672
Utah - 0.9%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.87% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	3,300,000	3,300,000
Series Floaters XM 06 99, 1.84% 9/7/22 (Liquidity Facility UBS AG) (b)(d)(g)(h)	11,030,000	11,030,000
Series ZF 29 76, 1.87% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,600,000	2,600,000
Utah County Hosp. Rev. Series 2016 E, 1.63% 9/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,790,000	7,790,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,800,000	12,800,000
TOTAL UTAH		37,520,000
Virginia - 0.6%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1.12% 9/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	13,965,000	13,965,000
Virginia Polytech Inst&St Univ. Series 2022, 1.8% 10/5/22, CP	10,391,000	10,387,490
Waters At James Crossing, LP Participating VRDN Series XG 03 90, 1.92% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,100,000	2,100,000
TOTAL VIRGINIA		26,452,490
Washington - 0.2%
Univ. of Washington Univ. Revs. Series 2022 8, 1.98% 11/8/22, CP	1,000,000	999,999
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 1.97% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	1,100,000	1,100,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.92% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	4,900,000	4,900,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500,000	1,500,000
TOTAL WASHINGTON		8,499,999
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.95% 9/8/25, VRDN (b)	1,955,000	1,955,000
Wisconsin - 0.4%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.7% 9/1/22 (b)(g)(h)	975,000	975,000
Wisconsin Health & Edl. Facilities Series 2020 C, 2% 9/8/25, VRDN (b)	14,960,000	14,960,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 2% 9/7/22, VRDN (b)	2,000,000	2,000,000
TOTAL WISCONSIN		17,935,000
TOTAL MUNICIPAL NOTES (Cost $1,012,615,626)		1,011,939,833

Municipal Bond Funds - 4.8%
	Shares	Value ($)
JPMorgan Ultra-Short Municipal Fund Class A	20,759,030	205,514,397
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 2.17% (b)(e)(j)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS (Cost $215,683,143)		212,314,397

Short-Term Funds - 7.0%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,014,312	59,481,548
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,747,851	245,351,511
TOTAL SHORT-TERM FUNDS (Cost $311,353,907)		304,833,059

Money Market Funds - 17.3%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07% (k)(l)	346,269,508	346,269,508
Fidelity Municipal Cash Central Fund 1.45% (m)(n)	58,522,296	58,534,000
Fidelity SAI Municipal Money Market Fund 1.55% (k)(l)	327,779,992	327,878,326
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (k)	25,878,359	25,878,359
TOTAL MONEY MARKET FUNDS (Cost $758,511,062)		758,560,193

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,439,747,026)	4,386,359,564
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,229,281)
NET ASSETS - 100.0%	4,376,130,283

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,965,449 or 1.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,573,745 or 1.4% of net assets.

(j)	Non-income producing
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Affiliated Fund
(m)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/03/22	12,800,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/22	4,500,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	3,303,913
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	99,832
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch)	6/02/22	3,000,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,055,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	200,000
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	585,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,035,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	400,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	900,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	5,200,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	1,000,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	4,300,000
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 93, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	2,770,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.07% 10/31/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/13/22	1,900,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	16,325,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 1.92% 10/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.45%	92,097,000	117,134,000	150,697,000	159,479	-	-	58,534,000	3.5%
Total	92,097,000	117,134,000	150,697,000	159,479	-	-	58,534,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07%	167,772,403	475,009,822	296,512,679	592,679	(38)	-	346,269,508
Fidelity SAI Municipal Money Market Fund 1.55%	461,165,608	29,696,444	163,030,325	896,008	(19,577)	66,176	327,878,326
	628,938,011	504,706,266	459,543,004	1,488,687	(19,615)	66,176	674,147,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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